UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Target Asset Allocation Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2010

Date of reporting period:	10/31/2009

Item 1.	Schedule of Investments

Target Conservative Allocation Fund

Schedule of Investments

as of October 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 100.6%
COMMON STOCKS 38.3%

Aerospace & Defense 1.2%
350	AAR Corp.(a)	$6,864
600	Boeing Co. (The)	28,680
3,100	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)(a)	62,775
9,763	General Dynamics Corp.	612,140
1,250	Hexcel Corp.(a)	13,750
1,500	Lockheed Martin Corp.	103,185
275	Moog, Inc. (Class A Stock)(a)	6,867
5,500	Northrop Grumman Corp.	275,715
200	Teledyne Technologies, Inc.(a)	6,832
350	TransDigm Group, Inc.	13,713
5,121	United Technologies Corp.	314,685

		1,445,206

Air Freight & Couriers 0.1%
1,240	FedEx Corp.	90,136

Auto Components
2,100	Johnson Controls, Inc.	50,232

Automobiles 0.1%
3,200	Harley-Davidson, Inc.	79,744

Automotive Parts
650	Autoliv, Inc.	21,827

Beverages 0.4%
800	Anheuser-Busch InBev NV (Belgium)(a)	37,744
1,690	Coca-Cola Co. (The)	90,094
1,100	Molson Coors Brewing Co. (Class B Stock)	53,867
4,999	PepsiCo, Inc.	302,689

		484,394

Biotechnology 0.5%
2,375	Amgen, Inc.(a)	127,609
85	Bio-Rad Laboratories, Inc. (Class A Stock)(a)	7,598
1,700	Genzyme Corp.(a)	86,020
9,700	Gilead Sciences, Inc.(a)	412,735
872	Seattle Genetics, Inc.(a)	7,918

		641,880

Business Services 0.6%
1,140	ICON PLC, ADR (Ireland)(a)	28,158
2,962	MasterCard, Inc. (Class A Stock)	648,737
1,730	Verisk Analytics, Inc.(a)	47,454

		724,349

Capital Markets 1.0%
2,325	Apollo Investment Corp.	20,925
2,100	Bank of New York Mellon Corp. (The)	55,986
4,500	E*Trade Financial Corp.(a)	6,570
5,866	Goldman Sachs Group, Inc. (The)	998,217
3,200	Morgan Stanley	102,784
425	Waddell & Reed Financial, Inc. (Class A Stock)	11,926

		1,196,408

Chemicals 1.5%
1,777	Air Products & Chemicals, Inc.	137,060
650	Airgas, Inc.	28,834
250	Cytec Industries, Inc.	8,292
19,836	Dow Chemical Co. (The)	465,749
1,000	Eastman Chemical Co.	52,510
960	Ecolab, Inc.	42,202
6,104	Huntsman Corp.	48,527
2,175	Key Energy Services, Inc.(a)	15,899
1,924	Potash Corp. of Saskatchewan, Inc. (Canada)	178,509
6,111	PPG Industries, Inc.	344,844
5,753	Praxair, Inc.	457,018
1,075	Scotts Miracle-Gro Co. (The) (Class A Stock)	43,666
900	Sensient Technologies Corp.	22,761
1,180	Terra Industries, Inc.	37,489
275	Valspar Corp. (The)	6,977
10,000	Yingde Gases (Cayman Islands)(a)	11,922

		1,902,259

Clothing & Apparel 0.6%
1,300	Coach, Inc.	42,861
10,645	NIKE, Inc. (Class B Stock)	661,906
1,738	True Religion Apparel, Inc.(a)	44,788

		749,555

Commercial Banks 1.6%
1,150	BancorpSouth, Inc.	25,967
800	Danvers Bancorp, Inc.	10,984
7,861	Fifth Third Bancorp	70,277
830	FirstMerit Corp.	15,729
5,300	HSBC Holdings PLC, ADR (United Kingdom)	293,567
10,200	KeyCorp	54,978
900	Northern Trust Corp.	45,225
7,102	PNC Financial Services Group, Inc.	347,572
950	Prosperity Bancshares, Inc.	34,001
9,800	Regions Financial Corp.	47,432
100	Territorial Bancorp, Inc.(a)	1,649
375	Trustmark Corp.	7,106
290	UMB Financial Corp.	11,533
275	United Bankshares, Inc.	4,909
225	United Financial Bancorp, Inc.	2,891
38,813	Wells Fargo & Co.	1,068,134

		2,041,954

Commercial Services 0.2%
300	Apollo Group, Inc. (Class A Stock)(a)	17,130
1,955	GEO Group, Inc. (The)(a)	41,348
2,440	Moody’s Corp.	57,779
500	Pharmaceutical Product Development, Inc.	10,775
2,630	Waste Connections, Inc.(a)	82,661

		209,693

Commercial Services & Supplies 0.3%
1,126	Coinstar, Inc.(a)	35,739
1,165	Sotheby’s	18,477
8,764	Waste Management, Inc.	261,868

		316,084

Communication Equipment 0.2%
9,646	Juniper Networks, Inc.(a)	246,069

Computer Hardware 0.9%
6,087	Apple, Inc.(a)	1,147,399
700	Dell, Inc.(a)	10,143
340	Radiant Systems, Inc.(a)	3,346

		1,160,888

Computer Services & Software 1.1%
1,100	Accenture PLC (Class A Stock) (Ireland)	40,788
2,011	Compellent Technologies, Inc.(a)	36,882
5,960	EMC Corp.(a)	98,161
350	Global Payments, Inc.	17,230
2,030	Google, Inc. (Class A Stock)(a)	1,088,324
1,020	Informatica Corp.(a)	21,655
2,081	Netezza Corp.(a)	19,228
3,326	Novell, Inc.(a)	13,603
390	Nuance Communications, Inc.(a)	5,113

		1,340,984

Computers & Peripherals 1.2%
2,330	Cognizant Technology Solutions Corp. (Class A Stock)(a)	90,054
9,245	Hewlett-Packard Co.	438,768
7,422	International Business Machines Corp.	895,167
1,975	QLogic Corp.(a)	34,642

		1,458,631

Construction
200	Granite Construction, Inc.	5,712
200	Meritage Homes Corp.(a)	3,648

		9,360

Consumer Finance 0.3%
8,834	American Express Co.	307,777
950	Assured Guaranty Ltd. (Bermuda)	15,751
1,100	First Cash Financial Services, Inc.(a)	18,898

		342,426

Consumer Products & Services 0.1%
3,300	Avon Products, Inc.	105,765
1,560	Ritchie Bros. Auctioneers, Inc. (Canada)	34,195
200	Snap-on, Inc.	7,306
250	Toro Co. (The)	9,255
709	Vitamin Shoppe, Inc.(a)	12,457

		168,978

Containers & Packaging
720	Owens-Illinois, Inc.(a)	22,954
1,200	Packaging Corp. of America	21,936

		44,890

Distribution/Wholesale
150	Watsco, Inc.	7,683

Diversified Consumer Services
1,575	Regis Corp.	25,578

Diversified Financial Services 1.9%
600	Affiliated Managers Group, Inc.(a)	38,094
37,420	Bank of America Corp.	545,583
3,630	Charles Schwab Corp. (The)	62,944
24,753	Citigroup, Inc.	101,240
470	CME Group, Inc.	142,227
1,275	Conseco, Inc.(a)	6,643
1,175	Fifth Street Finance Corp.	11,550
36,152	JPMorgan Chase & Co.	1,510,069
2,250	MF Global Ltd. (Bermuda)(a)	16,020

		2,434,370

Diversified Telecommunication Services 0.6%
15,083	AT&T, Inc.	387,181
1,700	CenturyTel, Inc.	55,182
12,439	Verizon Communications, Inc.	368,070

		810,433

Education
900	DeVry, Inc.	49,761

Electric 0.1%
2,582	Southern Co.	80,533

Electric Utilities 0.5%
3,710	AES Corp. (The)(a)	48,490

7,500	Edison International	238,650
4,200	Exelon Corp.	197,232
2,200	FPL Group, Inc.	108,020
2,434	Public Service Enterprise Group, Inc.	72,533

		664,925

Electrical Equipment 0.1%
2,868	Emerson Electric Co.	108,267
425	Smith (A.O.) Corp.	16,843

		125,110

Electronic Components 0.1%
400	Checkpoint Systems, Inc.(a)	5,428
1,332	DTS, Inc.(a)	37,629
2,100	Flextronics International Ltd. (Singapore)(a)	13,608
675	FLIR Systems, Inc.(a)	18,772
3,600	GrafTech International Ltd.(a)	48,600
1,877	Universal Electronics, Inc.(a)	38,666

		162,703

Electronic Components & Equipment
795	A123 Systems, Inc.(a)	15,630

Electronic Equipment & Instruments 0.2%
200	Itron, Inc.(a)	12,008
8,215	Tyco Electronics Ltd. (Switzerland)	174,569

		186,577

Electronics
1,465	Coherent, Inc.(a)	36,815

Energy Equipment & Services 0.4%
1,600	Diamond Offshore Drilling, Inc.	152,400
8,913	Halliburton Co.	260,349
400	National Oilwell Varco, Inc.(a)	16,396
625	Oil States International, Inc.(a)	21,525
500	Unit Corp.(a)	19,540
3,750	Vantage Drilling Co. (Cayman Islands)(a)	6,187
1,800	Weatherford International Ltd. (Switzerland)(a)	31,554

		507,951

Engineering/Construction
275	URS Corp.(a)	10,687

Entertainment & Leisure 0.1%
1,023	Bally Technologies, Inc.(a)	40,296
1,560	DreamWorks Animation SKG, Inc. (Class A Stock)(a)	49,920
350	Life Time Fitness, Inc.(a)	7,542
2,000	Royal Caribbean Cruises Ltd. (Liberia)(a)	40,460

		138,218

Environmental Services
365	Republic Services, Inc.	9,457

Exchange Traded Fund 0.1%
1,225	iShares Russell 2000 Value Index Fund	64,766

Farming & Agriculture 0.1%
1,250	Monsanto Co.	83,975

Financial - Bank & Trust 0.1%
750	Astoria Financial Corp.	7,485
6,700	Banco Santander Brasil SA, ADR (Brazil)(a)	79,462
1,395	Broadpoint Gleacher Securities, Inc.(a)	8,886

		95,833

Financial - Brokerage 0.5%
8,044	Visa, Inc. (Class A Stock)	609,413

Financial Services 0.6%
4,151	Capital One Financial Corp.	151,927
425	Eaton Vance Corp.	12,066
1,710	First Commonwealth Financial Corp.	8,977
500	Franklin Resources, Inc.	52,315
500	Jefferies Group, Inc.(a)	13,050
525	Raymond James Financial, Inc.	12,395
100	Student Loan Corp. (The)	4,205
15,678	U.S. Bancorp	364,043
5,300	Western Union Co. (The)	96,301

		715,279

Food & Drug Retailing 0.2%
7,734	CVS Caremark Corp.	273,010

Food & Staples Retailing 0.2%
775	BJ’s Wholesale Club, Inc.(a)	27,148
11,500	Safeway, Inc.	256,795

		283,943

Foods 0.2%
600	General Mills, Inc.	39,552
5,699	Nestle SA (Switzerland)	265,012

		304,564

Gaming
3,885	Shuffle Master, Inc.(a)	30,342

Healthcare Equipment & Supplies 0.3%
2,030	Baxter International, Inc.	109,742
1,542	Cutera, Inc.(a)	13,893
750	MEDNAX, Inc.(a)	38,940
3,710	Medtronic, Inc.	132,447
600	Teleflex, Inc.	29,850
1,974	Thoratec Corp.(a)	51,837

		376,709

Healthcare Products 0.2%
4,378	Covidien PLC (Ireland)	184,401
200	Hospira, Inc.(a)	8,928
500	Inverness Medical Innovations, Inc.(a)	19,005
350	West Pharmaceutical Services, Inc.	13,815

		226,149

Healthcare Providers & Services 0.2%
3,900	Cardinal Health, Inc.	110,526
1,110	Centene Corp.(a)	19,791
2,000	CIGNA Corp.	55,680
1,806	Lincare Holdings, Inc.(a)	56,727
1,400	Patterson Cos., Inc.(a)	35,742

		278,466

Healthcare Services 0.1%
500	Addus Homecare Corp.(a)	4,575
850	Amedisys, Inc.(a)	33,821
350	AMERIGROUP Corp.(a)	7,718
200	Covance, Inc.(a)	10,336
830	Genoptix, Inc.(a)	28,876
400	Healthways, Inc.(a)	6,432
841	Psychiatric Solutions, Inc.(a)	17,358
2,139	UnitedHealth Group, Inc.	55,507

		164,623

Healthcare Techology
1,972	Eclipsys Corp.(a)	36,975

Hotels & Motels 0.2%
295	Choice Hotels International, Inc.	8,797
4,246	Wynn Resorts Ltd.(a)	230,218

		239,015

Hotels, Restaurants & Leisure 1.0%
3,667	Carnival Corp. (Panama)	106,783
2,320	International Game Technology	41,389
925	International Speedway Corp. (Class A Stock)	23,597
700	Las Vegas Sands Corp.(a)	10,563
17,525	McDonald’s Corp.	1,027,140
813	Steak N Shake Co. (The)(a)	9,471

		1,218,943

Household Durables 0.1%
1,900	Fortune Brands, Inc.	74,005

Household Products 0.1%
2,000	Kimberly-Clark Corp.	122,320

Household/Personal Care 0.1%
1,480	Colgate-Palmolive Co.	116,372

Independent Power Producers & Energy Traders 0.1%
2,749	NRG Energy, Inc.(a)	63,200

Industrial Conglomerates 0.2%
2,030	3M Co.	149,347
4,625	Tyco International Ltd. (Switzerland)	155,169

		304,516

Insurance 1.2%
1,373	ACE Ltd. (Switzerland)(a)	70,517
1,100	Aflac, Inc.	45,639
7,400	Allstate Corp. (The)	218,818
700	Aspen Insurance Holdings Ltd. (Bermuda)	18,060
350	Delphi Financial Group, Inc. (Class A Stock)	7,595
7,400	Genworth Financial, Inc. (Class A Stock)(a)	78,588
975	Hanover Insurance Group, Inc. (The)	41,009
1,437	HCC Insurance Holdings, Inc.	37,922
4,268	Lincoln National Corp.	101,707
1,600	Loews Corp.	52,960
2,200	Marsh & McLennan Cos., Inc.	51,612
10,765	MetLife, Inc.	366,333
525	Protective Life Corp.	10,106
300	Reinsurance Group of America, Inc.	13,830
300	State Auto Financial Corp.	4,878
5,789	Travelers Cos., Inc. (The)	288,234
275	United Fire & Casualty Co.	4,807
1,900	Unum Group	37,905
583	Validus Holdings Ltd. (Bermuda)	14,750
6,000	XL Capital Ltd. (Class A Stock) (Cayman Islands)	98,460

		1,563,730

Internet & Catalog Retail 0.4%
3,536	Amazon.com, Inc.(a)	420,112
420	Priceline.com, Inc.(a)	66,272

		486,384

Internet Services 0.1%
350	Digital River, Inc.(a)	7,991
1,285	Monster Worldwide, Inc.(a)	18,658
485	NetFlix, Inc.(a)	25,923
4,269	TIBCO Software, Inc.(a)	37,354

		89,926

Internet Software & Services 0.5%
670	Baidu, Inc., ADR (Cayman Islands)(a)	253,206
1,100	Check Point Software Technologies Ltd. (Israel)(a)	34,177
10,593	Oracle Corp.	223,512
400	VeriSign, Inc.(a)	9,124
10,255	Yahoo!, Inc.(a)	163,055

		683,074

IT Services 0.1%
550	CACI International, Inc. (Class A Stock)(a)	26,191
1,150	Nice Systems Ltd., ADR (Israel)(a)	35,616
875	SRA International, Inc. (Class A Stock)(a)	16,415

		78,222

Life Science Tools & Services 0.1%
2,941	Thermo Fisher Scientific, Inc.(a)	132,345

Machinery 0.4%
1,550	Actuant Corp. (Class A Stock)	24,195
850	Bucyrus International, Inc.	37,757
2,500	Cummins, Inc.	107,650
1,293	Deere & Co.	58,896
700	General Cable Corp.(a)	21,798
650	Kaydon Corp.	22,744
700	Lincoln Electric Holdings, Inc.	33,208
225	Lindsay Corp.	7,387
250	Nordson Corp.	13,193
5,235	PACCAR, Inc.	195,841
900	Robbins & Myers, Inc.	20,880
200	Valmont Industries, Inc.	14,454

		558,003

Machinery & Equipment 0.1%
1,108	Caterpillar, Inc.	61,007
549	Regal-Beloit Corp.	25,737

		86,744

Manufacturing 0.2%
2,530	Danaher Corp.	172,622
7,930	General Electric Co.	113,082
300	Harsco Corp.	9,447

		295,151

Media 0.5%
4,300	CBS Corp. (Class B Stock)	50,611
8,700	Comcast Corp. (Special Class A Stock)	121,974
5,555	DIRECTV Group, Inc. (The)(a)	146,096
1,900	Discovery Communications, Inc. (Class A Stock)(a)	52,250
700	McGraw-Hill Cos., Inc. (The)	20,146
1,550	Regal Entertainment Group (Class A Stock)	19,546
3,300	Time Warner, Inc.	99,396
3,837	Walt Disney Co. (The)	105,019
575	Wiley, (John) & Sons, Inc. (Class A Stock)	20,251

		635,289

Medical Supplies & Equipment 0.2%
330	Advanced Energy Industries, Inc.(a)	4,029
7,008	Boston Scientific Corp.(a)	56,905
700	Henry Schein, Inc.(a)	36,981
469	Quality Systems, Inc.	28,618
2,800	St. Jude Medical, Inc.(a)	95,424
359	SurModics, Inc.(a)	9,194
1,075	Vital Images, Inc.(a)	12,266
650	Zoll Medical Corp.(a)	12,623

		256,040

Metals & Mining 0.8%
1,844	BHP Billiton Ltd., ADR (Australia)	120,930
6,500	BHP Billiton PLC, ADR (United Kingdom)	352,300
550	Coeur d’Alene Mines Corp.(a)	11,044
2,439	Freeport-McMoRan Copper & Gold, Inc.(a)	178,925
1,500	Gold Fields Ltd., ADR (South Africa)	19,125
970	Northwest Pipe Co.(a)	29,197
2,897	Nucor Corp.	115,445
1,623	Peabody Energy Corp.	64,255
600	Precision Castparts Corp.	57,228
1,300	Teck Resources Ltd. (Class B Stock) (Canada)(a)	37,596
2,025	Thompson Creek Metals Co., Inc. (Canada)(a)	20,614
400	Timken Co.	8,812
300	Walter Energy, Inc.	17,550

		1,033,021

Multi-Line Retail 0.1%
3,000	JC Penney Co., Inc.	99,390

Multi-Utilities 0.1%
1,600	Dominion Resources, Inc.	54,544
1,400	Wisconsin Energy Corp.	61,138

		115,682

Office Electronics 0.1%
14,800	Xerox Corp.	111,296

Office Equipment
200	School Specialty, Inc.(a)	4,450

Oil, Gas & Consumable Fuels 4.0%
4,757	Anadarko Petroleum Corp.	289,844
3,813	Apache Corp.	358,880
675	Arena Resources, Inc.(a)	25,150
100	Ashland, Inc.	3,454
475	Cabot Oil & Gas Corp.	18,273
5,652	Chevron Corp.	432,604
650	Concho Resources, Inc.(a)	24,771
6,400	ConocoPhillips	321,152
100	Core Laboratories NV (Netherlands)	10,430
684	EOG Resources, Inc.	55,855
3,947	Exxon Mobil Corp.	282,881

1,025	GMX Resources, Inc.(a)	13,048
4,057	Hess Corp.	222,080
756	Lufkin Industries, Inc.	43,130
4,800	Marathon Oil Corp.	153,456
900	Noble Energy, Inc.	59,067
4,578	Occidental Petroleum Corp.	347,379
250	ONEOK, Inc.	9,053
11,149	Petroleo Brasileiro SA, ADR (Brazil)	515,307
1,625	Petroquest Energy, Inc.(a)	9,961
4,400	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	255,904
500	Schlumberger Ltd. (Netherlands)	31,100
1,760	Southwestern Energy Co.(a)	76,701
350	St. Mary Land & Exploration Co.	11,935
350	Swift Energy Co.(a)	7,413
2,781	Total SA, ADR (France)	167,055
10,574	Transocean Ltd. (Switzerland)(a)	887,264
500	Ultra Petroleum Corp. (Canada)(a)	24,275
5,700	Valero Energy Corp.	103,170
275	WGL Holdings, Inc.	9,092
370	Whiting Petroleum Corp.(a)	20,868
5,723	XTO Energy, Inc.	237,848

		5,028,400

Paper & Forest Products
1,175	Louisiana-Pacific Corp.(a)	6,169

Pharmaceuticals 2.5%
15,173	Abbott Laboratories	767,299
1,850	Allergan, Inc.	104,062
2,735	American Medical Systems Holdings, Inc.(a)	42,174
1,405	BioMarin Pharmaceutical, Inc.(a)	21,862
9,888	Bristol-Myers Squibb Co.	215,558
740	Celgene Corp.(a)	37,777
475	Cubist Pharmaceuticals, Inc.(a)	8,047
10,400	Eli Lilly & Co.	353,704
2,280	Express Scripts, Inc.(a)	182,218
825	Herbalife Ltd. (Cayman Islands)	27,761
1,900	Johnson & Johnson	112,195
1,620	Mead Johnson Nutrition Co. (Class A Stock)	68,105
670	Medco Health Solutions, Inc.(a)	37,600
15,996	Merck & Co., Inc.	494,756
599	Onyx Pharmaceuticals, Inc.(a)	15,933
27,663	Pfizer, Inc.	471,101
597	Regeneron Pharmaceuticals, Inc.(a)	9,373
1,900	Schering-Plough Corp.	53,580
1,620	Teva Pharmaceutical Industries Ltd., ADR (Israel)	81,778
906	Vivus, Inc.(a)	7,157

		3,112,040

Professional Services
983	Duff & Phelps Corp. (Class A Stock)	16,898
850	Watson Wyatt Worldwide, Inc. (Class A Stock)	37,043

		53,941

Real Estate Investment Trusts 0.5%
9,800	Annaly Capital Management, Inc.	165,718
1,627	AvalonBay Communities, Inc.	111,905
1,068	Boston Properties, Inc.	64,902
7,975	Chimera Investment Corp.	27,833
1,100	DiamondRock Hospitality Co.(a)	8,371
2,376	Equity Residential	68,619
200	First Potomac Realty Trust	2,270
550	LaSalle Hotel Properties	9,438
600	Medical Properties Trust, Inc.	4,800
5,000	MFA Financial, Inc.	37,100
1,046	Redwood Trust, Inc.	14,581
800	Simon Property Group, Inc.	54,312
1,358	Vornado Realty Trust	80,883

		650,732

Real Estate Management & Development
375	Jones Lang LaSalle, Inc.	17,569

Restaurants
1,955	BJ’s Restaurants, Inc.(a)	31,202

Retail & Merchandising 1.3%
5,533	Best Buy Co., Inc.	211,250
325	Brinker International, Inc.	4,108
2,233	Cash America International, Inc.	67,571
1,600	GameStop Corp. (Class A Stock)(a)	38,864
2,013	Genesco, Inc.(a)	52,479
4,634	Lowe’s Cos., Inc.	90,687
1,350	Nordstrom, Inc.	42,903
400	Sonic Corp.(a)	3,740
10,311	Staples, Inc.	223,749
1,000	Starbucks Corp.(a)	18,980
5,601	Target Corp.	271,256
4,313	TJX Cos., Inc.	161,091
4,459	Wal-Mart Stores, Inc.	221,523
3,500	Walgreen Co.	132,405
2,796	Yum! Brands, Inc.	92,128

		1,632,734

Road & Rail 0.2%
2,839	Burlington Northern Santa Fe Corp.	213,833
1,365	Landstar System, Inc.	48,103

		261,936

Semiconductors 0.3%
5,274	Applied Materials, Inc.	64,343
1,378	FormFactor, Inc.(a)	23,412
4,196	ON Semiconductor Corp.(a)	28,071
975	OYO Geospace Corp.(a)	25,594
1,600	Rovi Corp.(a)	44,080
213	Samsung Electronics Co. Ltd., GDR, 144A (South Korea)(a)	65,130
230	Silicon Laboratories, Inc.(a)	9,637

1,375	Skyworks Solutions, Inc.(a)	14,341
4,820	Teradyne, Inc.(a)	40,343
2,650	TriQuint Semiconductor, Inc.(a)	14,283
2,445	Varian Semiconductor Equipment Associates, Inc.(a)	69,414

		398,648

Semiconductors & Semiconductor Equipment 0.2%
10,780	Intel Corp.	206,006
2,050	Marvell Technology Group Ltd. (Bermuda)(a)	28,126
1,300	Texas Instruments, Inc.	30,485

		264,617

Software 1.0%
6,981	Adobe Systems, Inc.(a)	229,954
960	ANSYS, Inc.(a)	38,957
1,100	BMC Software, Inc.(a)	40,876
10,364	CA, Inc.	216,815
1,200	Citrix Systems, Inc.(a)	44,112
680	Intuit, Inc.(a)	19,768
1,138	MedAssets, Inc.(a)	24,968
1,080	MICROS Systems, Inc.(a)	29,074
20,047	Microsoft Corp.	555,903
1,350	Sybase, Inc.(a)	53,406
825	Tyler Technologies, Inc.(a)	15,691
400	VMware, Inc. (Class A Stock)(a)	15,372

		1,284,896

Specialty Retail 0.3%
1,140	Aaron’s, Inc.	28,557
3,600	Gap, Inc. (The)	76,824
6,752	Home Depot, Inc. (The)	169,408
7,100	Limited Brands, Inc.	124,960
500	Tiffany & Co.	19,645

		419,394

Telecommunications 1.1%
9,519	American Tower Corp. (Class A Stock)(a)	350,490
1,000	Arris Group, Inc.(a)	10,260
16,464	Cisco Systems, Inc.(a)	376,202
1,800	EMS Technologies, Inc.(a)	31,374
7,270	Ericsson, L.M. Telefonaktiebolaget , ADR (Sweden)	75,608
767	MasTec, Inc.(a)	9,051
13,177	QUALCOMM, Inc.	545,659
275	SBA Communications Corp. (Class A Stock)(a)	7,758

		1,406,402

Textiles, Apparel & Luxury Goods 0.1%
1,300	Hanesbrands, Inc.(a)	28,106
3,800	Jones Apparel Group, Inc.	67,982
1,175	Phillips-Van Heusen Corp.	47,176
850	Wolverine World Wide, Inc.	21,743

		165,007

Thrifts & Mortgage Finance
1,750	Washington Federal, Inc.	30,013

Tobacco 0.1%
6,200	Altria Group, Inc.	112,282

Tobacco Products 0.2%
4,190	Philip Morris International, Inc.	198,438

Transportation 0.7%
755	Genco Shipping & Trading Ltd. (Marshall Island)	15,017
6,792	Norfolk Southern Corp.	316,643
10,821	Union Pacific Corp.	596,670

		928,330

Utilities 0.2%
5,164	American Electric Power Co., Inc.	156,056
2,582	PG&E Corp.	105,578

		261,634

Wireless Telecommunication Services 0.2%
2,150	Syniverse Holdings, Inc.(a)	36,829
7,100	Vodafone Group PLC, ADR (United Kingdom)	157,549

		194,378

	TOTAL COMMON STOCKS (cost $41,799,429)	48,362,305

PREFERRED STOCK 0.1%

Commercial Banks
2,650	Wells Fargo & Co., Series J, 8.00%, CVT (cost $50,782)	64,792

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES 1.6%

		Asset Backed Funding Certificates,
		Series 2004-OPT5, Class A1
AAA(c)	$305	0.594%(b), 06/25/34	199,678
		Ford Credit Auto Owner Trust,
		Series 2008-C, Class A2B
Aaa	146	1.145%(b), 01/15/11	146,283
		Merrill Lynch Mortgage Investors, Inc.,
		Series 2006-RM5, Class A2A
Ca	92	0.304%(b), 10/25/37	25,360
		Morgan Stanley ABS Capital I,
		Series 2006-HE7, Class A2A
Aaa	34	0.294%(b), 09/25/36	33,952

			SLM Student Loan Trust,
			Series 2008-9, Class A
Aaa		1,391	1.782%(b), 04/25/23	1,453,075
			Soundview Home Equity Loan Trust,
			Series 2006-NLC1, Class A1, 144A
Caa2		95	0.304%(b), 11/25/36	59,449
			Structured Asset Securities Corp.,
			Series 2006-BC3, Class A2
Aaa		79	0.294%(b), 10/25/36	74,566

			TOTAL ASSET-BACKED SECURITIES (cost $2,139,219)	1,992,363

BANK LOANS(b) 2.2%
			Chrysler Financial, Term B
CAA-(c)		1,861	4.25%, 08/03/12	1,775,750
			TXU Corp., Term B3
		1,271	3.74%, 10/10/14	972,950
		7	3.78%, 10/10/14	4,989

			TOTAL BANK LOANS (cost $3,013,398)	2,753,689

CORPORATE BONDS 21.1%

Advertising 0.2%
			Omnicom Group, Inc., Sr. Unsec’d. Notes
Baa1		300	5.90%, 04/15/16	312,422

Automobile Manufacturers 0.2%
			Daimler Finance North America LLC, Gtd. Notes, MTN
A3		200	5.75%, 09/08/11	211,427

Automotive - OEM 0.4%
			General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes
Ca		500	6.75%, 12/01/14	453,307

Capital Markets 1.0%
			Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes
A1	AUD	1,500	3.628%(b), 04/12/16	1,252,383

Commercial Banks 0.9%
			ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand)
Aa2		1,000	6.20%, 07/19/13	1,092,746

Diversified Financial Services 2.1%
			Citigroup, Inc., Sr. Unsec’d. Notes
A3		1,500	5.50%, 04/11/13	1,563,215
			Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
B3		500	7.00%, 10/01/13	474,314
			General Electric Capital Corp., Sub. Notes, 144A
Aa3	GBP	500	6.50%(b), 09/15/67	672,914

				2,710,443

Financial - Bank & Trust 4.3%
		Barclays Bank PLC,
		Sub. Notes, 144A (United Kingdom)
Baa1	1,600	6.05%, 12/04/17	1,630,096
Baa1	800	10.179%, 06/12/21	1,055,816
		Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)
Aa1	2,000	4.875%, 05/20/13	2,136,248
		ING Bank NV, Gov’t. Liquid Gtd. Notes, 144A (Netherlands)
Aaa	100	3.90%, 03/19/14	104,413
		National Australia Bank Ltd., Sr. Notes, 144A (Australia)
Aa1	500	0.914%(b), 02/08/10	499,880

			5,426,453

Financial Services 1.0%
		Lehman Brothers Holdings, Inc.,(f)
		Sr. Unsec’d. Notes, MTN
NR	500	5.625%, 01/24/13	80,000
NR	400	6.875%, 05/02/18	64,500
		Merrill Lynch & Co., Inc., Notes, MTN
A2	1,000	6.875%, 04/25/18	1,076,699

			1,221,199

Healthcare Providers & Services 0.4%
		Cardinal Health, Inc., Sr. Unsec’d. Notes
Baa3	500	6.00%, 06/15/17	503,237

Hotels & Motels 0.8%
		Marriott International, Inc., Sr. Unsec’d. Notes
Baa3	1,000	6.375%, 06/15/17	1,018,219

Insurance 0.9%
		American International Group, Inc.,
		Sr. Unsec’d. Notes
A3	800	8.25%, 08/15/18	681,815
		Sr. Unsec’d. Notes, MTN
A3	600	5.85%, 01/16/18	452,012

			1,133,827

IT Services 0.4%
		Electronic Data Systems LLC, Sr. Unsec’d. Notes
A2	500	6.00%, 08/01/13	553,906

Lodging 0.6%
		Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A
Baa1	700	5.75%, 08/15/15	713,465

Medical Supplies & Equipment 0.4%
		HCA, Inc., Sec’d. Notes
B2	500	9.25%, 11/15/16	522,500

Metals & Mining 0.8%
		Spectra Energy Capital LLC, Gtd. Notes
Baa2	1,000	6.20%, 04/15/18	1,078,051

Oil, Gas & Consumable Fuels 1.6%
		Gaz Capital SA, Sec’d. Notes (Luxembourg)
Baa1	700	9.25%, 04/23/19	787,920

			Nabors Industries, Inc., Gtd. Notes
Baa1		1,000	6.15%, 02/15/18	1,021,333
			Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)
Ba1		245	5.265%, 06/15/11	239,243

				2,048,496

Real Estate 0.6%
			WEA Finance LLC / WT Finance Aust Pty Ltd., Gtd. Notes, 144A
A2		700	6.75%, 09/02/19	712,886

Telecommunications 1.6%
			Embarq Corp., Sr. Unsec’d. Notes
Baa3		900	6.738%, 06/01/13	976,954
			Qwest Corp., Sr. Unsec’d. Notes
Ba1		1,000	7.625%, 06/15/15	1,010,000

				1,986,954

Transportation 1.6%
			Con-Way, Inc., Sr. Unsec’d. Notes
Baa3		2,000	7.25%, 01/15/18	2,075,892

Utilities 1.3%
			American Electric Power Co., Inc., Sr. Unsec’d. Notes
Baa2		500	5.25%, 06/01/15	524,849
			Illinois Power Co., Sr. Sec’d. Notes
Baa1		1,000	6.25%, 04/01/18	1,067,779

				1,592,628

			TOTAL CORPORATE BONDS (cost $26,707,608)	26,620,441

FOREIGN GOVERNMENT BONDS 0.9%
			Republic of Brazil, Sr. Unsec’d. Notes (Brazil)
Baa3	BRL	1,300	12.50%, 01/05/22	820,987
			United Kingdom Gilt, Bonds (United Kingdom)
Aaa	GBP	200	5.75%, 12/07/09	329,928

			TOTAL FOREIGN GOVERNMENT BONDS (cost $1,111,861)	1,150,915

MUNICIPAL BONDS 1.4%

California 0.6%
			Los Angeles Unified School District, General Obligation
Aa3		700	4.50%, 07/01/25	691,439

Georgia 0.2%
			Georgia State Road & Tollway Authority, Revenue Bonds
Aaa		200	5.00%, 03/01/21	214,002

Illinois 0.4%
			Chicago Transit Authority, Series A, Revenue Bonds
A1		200	6.899%, 12/01/40	217,874
			Chicago Transit Authority, Series B, Revenue Bonds
A1		300	6.899%, 12/01/40	326,811

				544,685

Texas 0.2%
		Dallas County Hospital District, General Obligation Bonds
AAA(c)	300	6.171%, 08/15/34	303,864

		TOTAL MUNICIPAL BONDS (cost $1,614,163)	1,753,990

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.9%
		American Home Mortgage Assets,
		Series 2006-1, Class 2A1
Ba2	368	0.434%(b), 05/25/46	182,808
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2005-4, Class 23A2
Aa3	188	5.353%(b), 05/25/35	143,236
		Series 2007-3, Class 1A1
CCC(c)	179	5.434%(b), 05/25/47	120,796
		Countrywide Alternative Loan Trust,
		Series 2006-OA9, Class 2A1A
Caa3	371	0.455%(b), 07/20/46	163,649
		Fannie Mae,
		Series 1992-146, Class PZ
Aaa	18	8.00%, 08/25/22	20,094
		FHLMC Structured Pass-Through Securities,
		Series T-61, Class 1A1
Aaa	551	2.301%(b), 07/25/44	539,061
		Freddie Mac,
		Series 41, Class F
Aaa	79	10.00%, 05/15/20	84,787
		Series 2801, Class EH
Aaa	207	4.50%, 11/15/16	210,218
		Series 2962, Class YC
Aaa	50	4.50%, 09/15/14	50,490
		GSR Mortgage Loan Trust,
		Series 2005-AR6, Class 2A1
AAA(c)	264	3.936%(b), 09/25/35	235,708
		Series 2006-OA1, Class 2A2
Caa1	780	0.504%(b), 08/25/46	220,319
		Harborview Mortgage Loan Trust,
		Series 2006-12, Class 2A11
Aa1	84	0.335%(b), 01/19/38	80,093
		Homebanc Mortgage Trust,
		Series 2006-1, Class 4A1
Ba1	779	5.795%(b), 04/25/37	619,190
		Vendee Mortgage Trust,
		Series 2000-1, Class 1A
NR	128	6.81%(b), 01/15/30	136,414
		Washington Mutual Mortgage Pass-Through Certificates,
		Series 2003-R1, Class A1
Aaa	629	0.784%(b), 12/25/27	487,773
		Series 2006-AR15, Class 2A
A1	369	2.257%(b), 11/25/46	222,429
		Series 2007-OA2, Class 1A
B3	366	1.458%(b), 03/25/47	175,716

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,456,537)	3,692,781

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 20.9%
	Federal Home Loan Mortgage Corp.
9	3.227%(b), 08/01/23	9,358
315	3.867%(b), 03/01/36	324,515
684	5.00%, 11/01/36	710,464
834	5.50%, 01/01/38-07/01/38	879,875
126	6.00%, 09/01/22	136,079
	Federal National Mortgage Assoc.
998	4.00%, 08/01/39	986,311
60	4.036%(b), 05/01/36	60,405
4,631	4.50%, 09/01/35-08/01/39	4,693,753
1,632	5.00%, 06/01/23-11/01/33	1,699,946
729	5.083%(b), 06/01/35	760,200
6,397	5.50%, 09/01/33-06/01/38	6,752,783
300	5.50%, TBA	315,750
3,053	6.00%, 10/01/32-06/01/38	3,248,437
306	6.50%, 01/01/16-09/01/36	328,303
163	7.50%, 01/01/32	184,491
	Government National Mortgage Assoc.
44	4.50%, 08/15/33-09/15/33	45,250
6	4.625%(b), 09/20/22	6,208
4,876	6.00%, 12/15/37-12/15/38	5,184,823
57	8.50%, 02/20/30-06/15/30	64,946

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $25,463,200)	26,391,897

U.S. TREASURY OBLIGATIONS 11.2%
	U.S. Treasury Bonds
200	3.50%, 02/15/39	175,312
400	4.25%, 05/15/39	400,938
100	4.375%, 02/15/38	102,344
800	4.50%, 08/15/39	835,750
700	8.125%, 05/15/21	989,297
	U.S. Treasury Inflationary Indexed Bonds, TIPS
500	1.375%, 07/15/18	502,678
500	1.875%, 07/15/19	528,011
400	2.00%, 07/15/14	483,095
	U.S. Treasury Notes
319	1.00%, 07/31/11(g)	320,520
2,800	2.25%, 05/31/14	2,812,032
1,000	2.375%, 08/31/14-09/30/14	1,004,639
300	3.00%, 08/31/16	301,313
1,600	3.25%, 07/31/16	1,635,125
1,800	3.50%, 02/15/18	1,834,454
300	3.875%, 05/15/18	313,383
900	4.00%, 08/15/18	946,477

900	4.25%, 11/15/17		967,289

	TOTAL U.S. TREASURY OBLIGATIONS (cost $14,075,760)		14,152,657

	TOTAL LONG-TERM INVESTMENTS (cost $120,431,957)		126,935,830

SHORT-TERM INVESTMENT 2.4%

Shares
AFFILIATED MONEY MARKET MUTUAL FUND
3,095,483	Dryden Core Investment Fund - Taxable Money Market Series (cost $3,095,483)(d)		3,095,483

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT(e)(h) — 103.0% (cost $123,527,440)		130,031,313

Contracts/ Notional Amount (000)#		Counterparty
OPTIONS WRITTEN(a)(i)
Call Options
	10 Year U.S. Treasury Notes,
$3,700	expiring 11/20/2009, Strike Price $120		(10,406)
7,700	expiring 11/20/2009, Strike Price $122		(2,407)

			(12,813)

Put Options
	Interest Rate Swap Options,
1,000	expiring 11/23/2009 @ 3.42%	BT Alex Brown	(122)
1,000	expiring 11/23/2009 @ 4.00%	Barclays Capital Fixed, Inc.	(93)
6,900	expiring 11/23/2009 @ 4.35%	BT Alex Brown	(1,428)

			(1,643)

	TOTAL OPTIONS WRITTEN (premiums received $109,851)		(14,456)

Principal Amount (000)#
SECURITIES SOLD SHORT (3.4)%
U.S. Government Mortgage-Backed Obligations
	Federal National Mortgage Assoc.
700	5.00%, TBA		(725,594)
1,000	5.50%, TBA		(1,048,438)
2,400	6.00%, TBA		(2,540,251)

	TOTAL SECURITIES SOLD SHORT (proceeds received $4,301,281)		(4,314,283)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 99.6% (cost $119,116,308)		125,702,574
	Other assets in excess of other liabilities(j) — 0.4%		561,845

	NET ASSETS — 100%		$126,264,419

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
†	The rating reflected is as of October 31, 2009. Rating of certain bonds may have changed subsequent to that date.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Indicates a variable rate security.
(c)	Standard & Poor’s rating.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.
(e)	As of October 31, 2009, 1 security representing $265,012 and 0.2% of the total market value was fair valued in accordance with the policies adopted by the Board of Directors.
(f)	Represents issuer in default on interest payments. Non-income producing security.
(g)	Securities segregated as collateral for futures contracts.
(h)	The United States federal income tax basis of the Portfolio’s investments was $128,458,253; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,573,060 (gross unrealized appreciation - $5,419,102; gross unrealized depreciation - $3,846,042). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(i)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of October 31, 2009.
(j)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate swap agreements and credit default swap agreements as follows:

Futures contracts open at October 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2009	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
16	90 Day Euro Dollar	Jun 10	$3,944,000	$3,968,200	$24,200
47	90 Day Euro Dollar	Sep 10	11,501,387	11,614,875	113,488
12	90 Day Euro EURIBOR	Jun 10	4,344,491	4,358,876	14,385
27	90 Day Euro EURIBOR	Sep 10	9,722,723	9,774,194	51,471
29	90 Day Sterling	Jun 10	5,842,750	5,876,368	33,618
14	90 Day Sterling	Sep 10	2,802,125	2,822,507	20,382
3	2 Year U.S. Treasury Notes	Dec 09	646,875	652,828	5,953
22	10 Year U.S. Treasury Notes	Dec 09	2,615,626	2,609,407	(6,219)

					$257,278

(1)	Cash of $12,000 and U.S. Treasury Securities with a market value of $320,520 has been segregated to cover requirements for open futures contracts at October 31, 2009.
(2)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of October 31, 2009.

Forward foreign currency exchange contracts outstanding at October 31, 2009:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 11/04/09	Deutsche Bank	BRL	176	$99,000	$100,071	$1,071
Expiring 11/04/09	Deutsche Bank	BRL	171	96,000	96,848	848
Chinese Yuan,
Expiring 03/29/10	Barclays Captial Group	CNY	336	49,756	49,244	(512)
Expiring 03/29/10	Deutsche Bank	CNY	1,597	236,600	233,891	(2,709)
Expiring 03/29/10	Deutsche Bank	CNY	3	397	394	(3)
Expiring 03/29/10	Hong Kong & Shanghai Bank	CNY	2,298	339,800	336,606	(3,194)
Expiring 03/29/10	JPMorgan Securities, Inc.	CNY	22	3,181	3,149	(32)
Expiring 03/29/10	Merrill Lynch	CNY	2,388	353,575	349,837	(3,738)
Expiring 06/07/10	Barclays Captial Group	CNY	1,098	163,000	161,151	(1,849)
Expiring 06/07/10	Barclays Captial Group	CNY	1,098	163,000	161,080	(1,920)
Expiring 06/07/10	Deutsche Bank	CNY	660	98,000	96,845	(1,155)
Expiring 06/07/10	Hong Kong & Shanghai Bank	CNY	1,239	184,000	181,765	(2,235)
Expiring 06/07/10	JPMorgan Securities, Inc.	CNY	1,151	171,000	168,935	(2,065)
Expiring 06/07/10	JPMorgan Securities, Inc.	CNY	337	50,000	49,433	(567)
Expiring 06/07/10	Merrill Lynch	CNY	437	65,000	64,177	(823)
Expiring 06/07/10	Merrill Lynch	CNY	357	53,000	52,376	(624)
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	718	108,000	112,298	4,298

				$2,233,309	$2,218,100	$(15,209)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 11/05/09	Hong Kong & Shanghai Bank	AUD	187	$163,000	$168,507	$(5,507)
Expiring 11/05/09	JPMorgan Securities, Inc.	AUD	1,235	1,075,022	1,111,060	(36,038)
Brazilian Real,
Expiring 11/04/09	Salomon Brothers	BRL	171	96,000	96,848	(848)
Expiring 11/04/09	Deutsche Bank	BRL	176	99,000	100,071	(1,071)
Expiring 02/02/10	Deutsche Bank	BRL	174	96,000	96,721	(721)
Expiring 02/02/10	Goldman Sachs & Co., Inc.	BRL	175	97,000	97,685	(685)
Expiring 02/02/10	Hong Kong & Shanghai Bank	BRL	179	99,000	99,892	(892)
Expiring 02/02/10	Deutsche Bank	BRL	179	99,000	99,936	(936)
British Pound,
Expiring 11/24/09	JPMorgan Securities, Inc.	GBP	1,187	1,940,147	1,947,850	(7,703)
Chinese Yuan,
Expiring 03/29/10	Deutsche Bank	CNY	2,151	319,000	315,114	3,886
Expiring 06/07/10	Credit Suisse First Boston Corp.	CNY	1,510	222,829	221,545	1,284
Expiring 06/07/10	Credit Suisse First Boston Corp.	CNY	305	45,000	44,782	218
Euro,
Expiring 11/19/09	Chase Securities, Inc.	EUR	248	363,266	364,953	(1,687)
Indian Rupee,
Expiring 03/24/10	Citibank	INR	447	9,170	9,400	(230)
Japanese Yen,
Expiring 11/24/09	JPMorgan Securities, Inc.	JPY	1,411	15,588	15,677	(89)

				$4,739,022	$4,790,041	$(51,019)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contract risk exposure as of October 31, 2009.

Interest rate swap agreements outstanding at October 31, 2009:

Counterparty	Termination Date		Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
Goldman Sachs & Co. (1)	01/02/12	BRL	1,800	10.15%	Brazilian interbank lending rate	$(46,302)	$—	$(46,302)
Barclays Capital (1)	09/15/10	GBP	2,500	5.00%	6 Month LIBOR	165,130	(19,112)	184,242
Barclays Capital (1)	03/17/12	GBP	2,000	3.00%	6 Month LIBOR	35,118	1,277	33,841
Goldman Sachs & Co. (1)	09/17/11	GBP	500	4.50%	6 Month LIBOR	43,380	(6,474)	49,854

						$197,326	$(24,309)	$221,635

(1)	Fund pays the floating rate and receives the fixed rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of October 31,2009.

Credit default swap agreements outstanding at October 31, 2009:

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Depreciation(5)
Credit default swaps on credit indices - Sell Protection (1):
Bank of America Securities LLC	12/20/19	$1,200	1.00%	Dow Jones CDX IG3 10Y Index	$(17,649)	$(14,768)	$(2,881)
Morgan Stanley & Co.	12/20/15	470	0.46%	Dow Jones CDX IG5 10Y Index	(73,379)	—	(73,379)
Morgan Stanley & Co.	12/20/15	1,500	0.46%	Dow Jones CDX IG5 10Y Index	(233,779)	—	(233,779)

					$(324,807)	$(14,768)	$(310,039)

The Fund entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
Credit default swaps - Buy Protection (2):
Citigroup, Inc.	06/20/15	$500	0.62%	American Electric Power, 5.25%, due 06/01/15	$(632)	$—	$(632)
UBS AG	06/20/17	500	0.56%	Cardinal Health Inc., 6.00%, due 06/15/17	1,289	—	1,289
Bank of America Securities LLC	03/20/18	2,000	1.83%	Con-way, Inc., 7.25%, due 01/15/18	(29,750)	—	(29,750)
Barclays Bank PLC	09/20/11	200	0.58%	DaimlerChrysler, 5.75%, due 09/08/11	90	—	90
Merrill Lynch & Co.	12/20/11	272	0.00%	Dow Jones CDX HY7 Index	172,973	43,053	129,920
Deutsche Bank	06/20/18	1,659	1.50%	Dow Jones CDX IG10 10Y Index	(3,963)	(23,498)	19,535
Goldman Sachs & Co.	06/20/18	4,490	1.50%	Dow Jones CDX IG10 10Y Index	(10,723)	(125,928)	115,205
Morgan Stanley & Co.	06/20/18	4,392	1.50%	Dow Jones CDX IG10 10Y Index	(10,489)	(101,506)	91,017
Deutsche Bank	06/20/13	1,269	1.55%	Dow Jones CDX IG10 5Y Index	(1,153)	(3,930)	2,777
Goldman Sachs	06/20/13	4,978	1.55%	Dow Jones CDX IG10 5Y Index	(4,527)	51,231	(55,758)
Morgan Stanley & Co.	12/20/12	700	0.14%	Dow Jones CDX IG5 Index	40,533	—	40,533
Morgan Stanley & Co.	12/20/12	2,100	0.14%	Dow Jones CDX IG5 Index	121,591	—	121,591
Barclays Bank PLC	12/20/17	1,074	0.80%	Dow Jones CDX IG9 10Y Index	47,514	11,083	36,431
Goldman Sachs	12/20/17	1,659	0.80%	Dow Jones CDX IG9 10Y Index	73,430	23,605	49,825
Merrill Lynch & Co.	12/20/17	195	0.80%	Dow Jones CDX IG9 10Y Index	8,635	2,657	5,978
Morgan Stanley & Co.	12/20/17	1,562	0.80%	Dow Jones CDX IG9 10Y Index	69,112	31,616	37,496
Deutsche Bank	03/20/14	400	1.25%	Embarq Corp., 7.08%, due 06/01/16	(11,281)	—	(11,281)
Deutsche Bank	03/20/14	200	1.27%	Embarq Corp., 7.08%, due 06/01/16	(5,806)	—	(5,806)
Deutsche Bank	03/20/14	100	1.43%	Embarq Corp., 7.08%, due 06/01/16	(3,571)	—	(3,571)
Deutsche Bank	06/20/13	200	1.00%	Embarq Corp., 7.08%, due 06/01/16	(3,410)	(3,497)	87
Bank of America Securities LLC	06/20/17	1,000	1.73%	Marriott International, 6.375%, due 06/15/17	(30,096)	—	(30,096)
Goldman Sachs	03/20/18	1,000	1.02%	Nabors Industries, Inc., 6.15%, due 02/15/18	(4,408)	—	(4,408)
Morgan Stanley & Co.	06/20/16	300	0.39%	Omnicom 5.90%, due 04/15/16	9,037	—	9,037
Deutsche Bank	06/20/18	1,000	0.84%	Spectra Energy Capital, 6.20%, due 04/15/18	(17,603)	—	(17,603)
Citigroup, Inc.	02/09/46	600	2.20%	Vertical CDO, Ltd., 7.01%, due 02/09/46	569,391	—	569,391

					$976,183	$(95,114)	$1,071,297

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contract risk exposure as of October 31, 2009.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$48,097,293	$265,012	$—
Preferred Stock	64,792	—	—
Asset-Backed Securities	—	1,992,363	—
Bank Loans	—	2,753,689	—
Corporate Bonds	—	26,620,441	—
Foregin Government Bonds	—	1,150,915	—
Municipal Bonds	—	1,753,990	—
Residential Mortgage-Backed Securities	—	3,692,781	—
U.S. Government Mortgage-Backed Obligations	—	26,391,897	—
U.S. Treasury Obligations	—	14,152,657	—
Options Written	—	(14,456)	—
Affiliated Money Market Mutual Fund	3,095,483	—	—
Securities Sold Short - U.S. Government Mortgage-Backed Obligations	—	(4,314,283)	—

	$51,257,568	$74,445,006	$—
Other Financial Instruments*	257,278	347,274	569,391

Total	$51,514,846	$74,792,280	$569,391

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments
Balance as of 7/31/09	$562,688
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	6,703
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 10/31/09	$569,391

Target Growth Allocation Fund

Schedule of Investments

as of October 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.1%
COMMON STOCKS 96.0%

Aerospace & Defense — 2.8%
2,000	AAR Corp.*	$39,220
1,700	Boeing Co. (The)	81,260
15,950	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)*	322,987
31,963	General Dynamics Corp.	2,004,080
4,850	Hexcel Corp.*	53,350
4,800	Lockheed Martin Corp.	330,192
20,400	Meggitt PLC (United Kingdom)	81,678
1,525	Moog, Inc. (Class A Stock)*	38,079
2,600	MTU Aero Engines Holding AG (Germany)	118,147
17,200	Northrop Grumman Corp.	862,236
10,000	Safran SA (France)	161,328
1,100	Teledyne Technologies, Inc.*	37,576
1,800	Thales SA (France)	87,214
575	TransDigm Group, Inc.	22,529
15,440	United Technologies Corp.	948,788

		5,188,664

Air Freight & Couriers — 0.1%
3,750	FedEx Corp.	272,588

Airlines — 0.2%
119,300	Air New Zealand Ltd. (New Zealand)	110,615
4,900	Deutsche Lufthansa AG (Germany)	75,663
41,100	Qantas Airways Ltd. (Australia)	102,195

		288,473

Apparel — 0.1%
5,517	True Religion Apparel, Inc.*	142,173

Apparel & Textile
2,100	Hanesbrands, Inc.*	45,402
1,400	Wolverine World Wide, Inc.	35,812

		81,214

Auto Components — 0.1%
6,600	Johnson Controls, Inc.	157,872

Auto Parts & Equipment — 0.1%
5,800	Keihin Corp. (Japan)	88,099
4,500	Nifco, Inc. (Japan)	92,091

		180,190

Automobile Manufacturers — 0.3%
2,100	Honda Motor Co. Ltd. (Japan)	64,862
801	Hyundai Motor Co. (South Korea)	72,654
14,100	Nissan Motor Co. Ltd. (Japan)*	102,030
8,900	Toyota Motor Corp. (Japan)	351,345

		590,891

Automobiles — 0.1%
9,900	Harley-Davidson, Inc.	246,708

Automotive Parts — 0.4%
1,050	Autoliv, Inc.	35,259
200	Georg Fischer AG (Switzerland)*	52,590
16,199	PACCAR, Inc.	606,005
17,500	Yokohama Rubber Co. Ltd. (The) (Japan)	76,650

		770,504

Banks — 0.6%
22,000	Fukuoka Financial Group, Inc. (Japan)	80,440
5,666	Julius Baer Group Ltd. (Switzerland)	213,297
63,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	335,563
3,008	Northern Trust Corp.	151,152
14,687	Standard Chartered PLC (United Kingdom)	360,302
1,245	UMB Financial Corp.	49,514
1,500	United Bankshares, Inc.	26,775

		1,217,043

Beverages — 1.0%
2,500	Anheuser-Busch InBev NV (Belgium)*	117,950
5,160	Coca-Cola Co. (The)	275,080
10,900	Greene King PLC (United Kingdom)	70,423
3,500	Molson Coors Brewing Co. (Class B Stock)	171,395
15,067	PepsiCo, Inc.	912,307
9,928	SABMiller PLC (United Kingdom)	260,229

		1,807,384

Biotechnology — 1.1%
7,200	Amgen, Inc.*	386,856
540	Bio-Rad Laboratories, Inc. (Class A Stock)*	48,270
2,320	Celgene Corp.*	118,436
5,000	Genzyme Corp.*	253,000
26,805	Gilead Sciences, Inc.*	1,140,553
1,926	Regeneron Pharmaceuticals, Inc.*	30,238
2,811	Seattle Genetics, Inc.*	25,524

		2,002,877

Broadcasting — 0.1%
31,526	British Sky Broadcasting Group PLC (United Kingdom)	274,879

Building Materials — 0.1%
35,000	Sanwa Holdings Corp. (Japan)	95,966

Building Materials & Construction — 0.2%
3,901	Lafarge SA (France)	316,643

Business Services — 1.2%
3,590	ICON PLC, ADR (Ireland)*	88,673
8,770	MasterCard, Inc. (Class A Stock)	1,920,806
1,500	URS Corp.*	58,290
5,080	Verisk Analytics, Inc.*	139,344

		2,207,113

Cable Television — 0.1%
9,400	Rogers Communications, Inc. (Class B Stock) (Canada)	275,819

Capital Markets — 1.9%
3,775	Apollo Investment Corp.	33,975
6,400	Bank of New York Mellon Corp. (The)	170,624
7,275	E*Trade Financial Corp.*	10,622
17,614	Goldman Sachs Group, Inc. (The)	2,997,374
3,625	MF Global Ltd. (Bermuda)*	25,810
9,700	Morgan Stanley	311,564
675	Waddell & Reed Financial, Inc. (Class A Stock)	18,940

		3,568,909

Chemicals — 3.8%
5,365	Air Products & Chemicals, Inc.	413,802
1,075	Airgas, Inc.	47,687
600	Ashland, Inc.	20,724
3,400	BASF SE (Germany)	182,002
10,600	Clariant AG (Switzerland)*	101,340
325	Cytec Industries, Inc.	10,780
59,219	Dow Chemical Co. (The)	1,390,462
3,100	Eastman Chemical Co.	162,781
2,940	Ecolab, Inc.	129,242
8,455	GrafTech International Ltd.*	114,143
18,694	Huntsman Corp.	148,617
4,600	Koninklijke DSM NV (Netherlands)	201,544
3,840	Monsanto Co.	257,971
16,000	Nippon Shokubai Co. Ltd. (Japan)	134,476
7,817	Potash Corp. of Saskatchewan, Inc. (Canada)	725,261
20,084	PPG Industries, Inc.	1,133,340
19,640	Praxair, Inc.	1,560,202
2,725	Scotts Miracle-Gro Co. (The) (Class A Stock)	110,690
1,475	Sensient Technologies Corp.	37,303
1,000	Solvay SA (Belgium)	98,197
3,640	Terra Industries, Inc.	115,643
1,500	Valspar Corp. (The)	38,055
29,500	Yingde Gases (Cayman Islands)*	35,171

		7,169,433

Clothing & Apparel — 1.1%
4,010	Coach, Inc.	132,210
29,948	NIKE, Inc. (Class B Stock)	1,862,166

		1,994,376

Commercial Banks — 1.0%
1,850	BancorpSouth, Inc.	41,773
14,600	Bank of Ireland (Ireland)*	36,622
1,300	Danvers Bancorp, Inc.	17,849
18,935	Fifth Third Bancorp	169,279
1,334	FirstMerit Corp.	25,279
15,700	HSBC Holdings PLC, ADR (United Kingdom)	869,623
50,661	Intesa Sanpaolo SpA (Italy)*	213,206
31,200	KeyCorp	168,168
1,525	Prosperity Bancshares, Inc.	54,580
30,400	Regions Financial Corp.	147,136
1,100	Societe Generale (France)	73,062
125	Territorial Bancorp, Inc.*	2,061
1,999	Trustmark Corp.	37,881
375	United Financial Bancorp, Inc.	4,819
500	Verwaltungs und Privat Bank AG (Liechtenstein)	53,451

		1,914,789

Commercial Services — 0.3%
3,500	Companhia Brasileira de Meios de Pagamento (Brazil)	32,206
5,765	GEO Group, Inc. (The)*	121,930
7,140	Moody’s Corp.	169,075
3,765	Sotheby’s	59,713
5,720	Waste Connections, Inc.*	179,780

		562,704

Commercial Services & Supplies — 0.5%
3,625	Coinstar, Inc.*	115,058
3,795	Monster Worldwide, Inc.*	55,103
26,950	Waste Management, Inc.	805,266

		975,427

Communication Equipment — 0.4%
28,636	Juniper Networks, Inc.*	730,504

Computer Hardware — 2.6%
18,105	Apple, Inc.*	3,412,793
2,000	Dell, Inc.*	28,980
28,005	Hewlett-Packard Co.	1,329,117
9,071	Logitech International SA (Switzerland)*	154,842
1,070	Radiant Systems, Inc.*	10,529

		4,936,261

Computer Services & Software — 0.9%
3,200	Accenture PLC (Class A Stock) (Ireland)	118,656
6,830	Cognizant Technology Solutions Corp. (Class A Stock)*	263,980
6,428	Compellent Technologies, Inc.*	117,890
18,010	EMC Corp.*	296,625
1,900	Global Payments, Inc.	93,537
3,680	Informatica Corp.*	78,126
3,000	Itochu Techno-Solutions Corp. (Japan)	82,465
6,297	Netezza Corp.*	58,184

1,040	Nuance Communications, Inc.*	13,634
8,271	SAP AG (Germany)	374,636
2,950	SRA International, Inc. (Class A Stock)*	55,342
4,400	Tieto Oyj (Finland)	87,876

		1,640,951

Computers & Peripherals — 1.5%
22,197	International Business Machines Corp.	2,677,180
3,200	QLogic Corp.*	56,128

		2,733,308

Conglomerates — 0.1%
5,600	Mitsubishi Corp. (Japan)	118,722

Construction — 0.2%
700	Ciments Francais SA (France)	76,285
8,200	COMSYS Holdings Corp. (Japan)	81,043
21,300	Downer EDI Ltd. (Australia)	162,144
1,100	Granite Construction, Inc.	31,416
1,200	Meritage Homes Corp.*	21,888
6,399	Singapore Airport Terminal Services Ltd. (Singapore)	11,183

		383,959

Consumer Finance — 0.5%
27,002	American Express Co.	940,750
1,550	Assured Guaranty Ltd. (Bermuda)	25,699
1,775	First Cash Financial Services, Inc.*	30,494

		996,943

Consumer Products & Services — 0.7%
1,000	Apollo Group, Inc. (Class A Stock)*	57,100
9,830	Avon Products, Inc.	315,052
4,330	Colgate-Palmolive Co.	340,468
59,700	Pacific Brands Ltd. (Australia)*	69,515
6,662	Reckitt Benckiser Group PLC (United Kingdom)	330,934
4,858	Ritchie Bros. Auctioneers, Inc. (Canada)	106,487
1,200	Snap-on, Inc.	43,836
1,400	Toro Co. (The)	51,828
2,209	Vitamin Shoppe, Inc.*	38,812

		1,354,032

Containers & Packaging — 0.2%
39,300	Amcor Ltd. (Australia)	202,376
2,180	Owens-Illinois, Inc.*	69,498
1,925	Packaging Corp. of America	35,189

		307,063

Cosmetics & Toiletries — 0.1%
7,300	Natura Cosmeticos SA (Brazil)	131,198

Distribution/Wholesale — 0.2%
26,800	Marubeni Corp. (Japan)	132,595
11,000	Sumitomo Corp. (Japan)	106,785
800	Watsco, Inc.	40,976

		280,356

Diversified Consumer Services
2,575	Regis Corp.	41,818

Diversified Financial Services — 3.9%
1,840	Affiliated Managers Group, Inc.*	116,822
119,886	Bank of America Corp.	1,747,938
31,500	BM&FBOVESPA SA (Brazil)	202,955
4,500	Broadpoint Gleacher Securities, Inc.*	28,665
33,500	Challenger Financial Services Group Ltd. (Australia)	110,162
75,407	Citigroup, Inc.	308,415
2,050	Conseco, Inc.*	10,680
3,046	Duff & Phelps Corp. (Class A Stock)	52,361
1,925	Fifth Street Finance Corp.	18,923
109,481	JPMorgan Chase & Co.	4,573,021
1,300	Macquarie Group Ltd. (Australia)	56,934

		7,226,876

Diversified Manufacturing — 0.1%
19,800	IMI PLC (United Kingdom)	139,654
24,400	Tomkins PLC (United Kingdom)	66,939

		206,593

Diversified Operations — 0.3%
4,254	LVMH Moet Hennessy Louis Vuitton SA (France)	440,506
5,000	Mitsui & Co. Ltd. (Japan)	65,665

		506,171

Diversified Telecommunication Services — 1.3%
46,275	AT&T, Inc.	1,187,879
5,200	CenturyTel, Inc.	168,792
38,450	Verizon Communications, Inc.	1,137,736

		2,494,407

Education — 0.1%
2,600	DeVry, Inc.	143,754

Electric — 0.6%
10,560	AES Corp. (The)*	138,019
11,936	E.ON AG (Germany)	457,446
8,071	NRG Energy, Inc.*	185,553
1,100	RWE AG (Germany)	96,484
7,875	Southern Co. (The)	245,621

		1,123,123

Electric Utilities — 1.0%
21,800	Edison International	693,676
32,200	Enel SpA (Italy)	191,600
12,900	Exelon Corp.	605,784
1,571	Fortum Oyj (Finland)	37,183
6,800	FPL Group, Inc.	333,880

		1,862,123

Electrical Equipment — 0.2%
8,978	Emerson Electric Co.	338,919
700	Smith (A.O.) Corp.	27,741

		366,660

Electronic Components & Equipment — 0.8%
2,490	A123 Systems, Inc.*	48,953
2,100	Checkpoint Systems, Inc.*	28,497
4,445	Coherent, Inc.*	111,703
4,220	DTS, Inc.*	119,215
2,904	Fanuc Ltd. (Japan)	241,210
6,200	Flextronics International Ltd. (Singapore)*	40,176
3,700	FLIR Systems, Inc.*	102,897
633	Samsung Electronics Co. Ltd., GDR, 144A (South Korea)*	193,554
9,500	Spectris PLC (United Kingdom)	105,429
8,800	Sumitomo Electric Industries Ltd. (Japan)	106,786
6,141	Universal Electronics, Inc.*	126,505
4,287	Vestas Wind Systems A/S (Denmark)*	300,675

		1,525,600

Electronic Equipment & Instruments — 0.3%
1,060	Itron, Inc.*	63,643
25,145	Tyco Electronics Ltd. (Switzerland)	534,331

		597,974

Energy Equipment & Services — 0.7%
5,000	Diamond Offshore Drilling, Inc.	476,250
26,922	Halliburton Co.	786,392
3,550	Key Energy Services, Inc.*	25,950
1,025	Oil States International, Inc.*	35,301
825	Unit Corp.*	32,241

		1,356,134

Entertainment & Leisure — 0.9%
3,503	Bally Technologies, Inc.*	137,983
11,152	Carnival Corp. (Panama)	324,746
9,915	Carnival PLC (United Kingdom)	307,379
4,790	DreamWorks Animation SKG, Inc. (Class A Stock)*	153,280

7,050	International Game Technology	125,772
2,140	Las Vegas Sands Corp.*	32,293
1,900	Life Time Fitness, Inc.*	40,945
596	Nintendo Co. Ltd. (Japan)	149,491
5,950	Royal Caribbean Cruises Ltd. (Liberia)*	120,368
13,295	Shuffle Master, Inc.*	103,834
22,500	Tabcorp Holdings Ltd. (Australia)	143,529
24,000	Thomas Cook Group PLC (United Kingdom)	80,369

		1,719,989

Environmental Services
1,215	Republic Services, Inc.	31,481

Equipment Services — 0.1%
5,200	Kyoei Steel Ltd. (Japan)	116,188

Exchange Traded Fund — 0.1%
2,000	iShares Russell 2000 Value Index Fund	105,740

Farming & Agriculture — 0.1%
50,200	AWB Ltd. (Australia)	54,814
116,366	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	89,910

		144,724

Financial - Bank & Trust — 3.8%
4,150	Astoria Financial Corp.	41,417
16,600	Banco Bilbao Vizcaya Argentaria SA (Spain)	296,725
20,000	Banco Santander Brasil SA (Brazil)*	237,200
23,300	Banco Santander SA (Spain)	374,950
64,422	Barclays PLC (United Kingdom)*	337,641
6,400	BNP Paribas (France)	482,138
23,500	Bradford & Bingley PLC (United Kingdom)*	—
10,970	Charles Schwab Corp. (The)	190,220
138,583	China Merchants Bank Co. Ltd. (Class H Stock) (China)	354,543
5,800	Credit Agricole SA (France)	111,100
1,700	Credit Suisse Group AG (Switzerland)	90,877
3,200	Danske Bank A/S (Denmark)*	73,493
6,600	Deutsche Bank AG (Germany)	479,499
3,400	Dexia NV/SA (Belgium)*	28,261
41,500	Lloyds TSB Group PLC (United Kingdom)*	58,514
19,200	Mizuho Financial Group, Inc. (Japan)	37,871
11,149	National Bank of Greece SA (Greece)*	407,611
1,700	Sumitomo Mitsui Financial Group, Inc. (Japan)	57,783
14,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	72,940
4,900	Svenska Handelsbanken AB (Class A Stock) (Sweden)	126,625
117,683	Wells Fargo & Co.	3,238,636

		7,098,044

Financial Services — 4.0%
13,614	Capital One Financial Corp.	498,272
1,400	CME Group, Inc.	423,654
1,205	Deutsche Boerse AG (Germany)	97,596
8,800	DnB NOR ASA (Norway)*	100,809
2,300	Eaton Vance Corp.	65,297

5,165	First Commonwealth Financial Corp.	27,116
1,500	Franklin Resources, Inc.	156,945
6,500	Hitachi Capital Corp. (Japan)	82,580
22,810	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	401,515
614,600	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	488,985
10,900	Irish Life & Permanent PLC (Ireland)*	78,822
2,800	Jefferies Group, Inc.*	73,080
1,800	Muenchener Rueckversicherungs AG (Germany)	284,783
114,000	Noble Group Ltd. (Bermuda)	208,341
23,489	PNC Financial Services Group, Inc.	1,149,552
2,950	Raymond James Financial, Inc.	69,650
600	Student Loan Corp. (The)	25,230
46,541	U.S. Bancorp	1,080,682
24,088	Visa, Inc. (Class A Stock)	1,824,907
15,900	Western Union Co. (The)	288,903

		7,426,719

Food — 1.1%
11,800	Dairy Crest Group PLC (United Kingdom)	77,352
2,400	Danisco A/S (Denmark)	149,671
1,200	Delhaize Group (Belgium)	81,518
227,120	Golden Agri-Resources Ltd. (Mauritius)*	68,352
88,500	Goodman Fielder Ltd. (Australia)	126,950
34,870	Marston’s PLC (United Kingdom)	49,493
21,460	Metcash Ltd. (Australia)	90,226
26,128	Nestle SA (Switzerland)	1,214,993
46,600	Northern Foods PLC (United Kingdom)	48,220
2,300	Suedzucker AG (Germany)	47,542
17,300	Tate & Lyle PLC (United Kingdom)	127,359

		2,081,676

Food & Drug Retailing — 0.9%
23,596	CVS Caremark Corp.	832,939
35,800	Safeway, Inc.	799,414

		1,632,353

Food & Staples Retailing — 0.4%
6,519	BJ’s Restaurants, Inc.*	104,043
1,250	BJ’s Wholesale Club, Inc.*	43,788
13,365	Wal-Mart Stores, Inc.	663,973

		811,804

Food Products — 0.1%
1,700	General Mills, Inc.	112,064

Furniture
3,100	Electrolux AB (Class B Stock) (Sweden)*	74,304

Hand/Machine Tools
1,703	Regal-Beloit Corp.	79,837

Healthcare - Medical Providers — 0.1%
2,080	MEDNAX, Inc.*	107,994

Healthcare Equipment & Supplies — 0.6%
6,110	Baxter International, Inc.	330,307
4,555	Cutera, Inc.*	41,041
11,330	Medtronic, Inc.	404,481
1,000	Teleflex, Inc.	49,750
6,666	Thoratec Corp.*	175,049
575	West Pharmaceutical Services, Inc.	22,695
1,075	Zoll Medical Corp.*	20,876

		1,044,199

Healthcare Products — 0.5%
16,708	Covidien PLC (Ireland)	703,741
2,220	Henry Schein, Inc.*	117,282
700	Hospira, Inc.*	31,248
1,500	Inverness Medical Innovations, Inc.*	57,015
1,121	SurModics, Inc.*	28,709
500	Synthes, Inc.	59,460

		997,455

Healthcare Providers & Services — 0.8%
3,141	Amedisys, Inc.*	124,980
12,200	Cardinal Health, Inc.	345,748
6,200	CIGNA Corp.	172,608
6,820	Express Scripts, Inc.*	545,054
5,638	Lincare Holdings, Inc.*	177,090
6,525	UnitedHealth Group, Inc.	169,324

		1,534,804

Healthcare Services — 0.3%
1,565	Addus HomeCare Corp.*	14,320
1,900	AMERIGROUP Corp.*	41,895
4,500	Astellas Pharma, Inc. (Japan)	165,707
3,580	Centene Corp.*	63,831
1,100	Covance, Inc.*	56,848
2,575	Genoptix, Inc.*	89,584
2,300	Healthways, Inc.*	36,984
2,250	Patterson Cos., Inc.*	57,443
2,628	Psychiatric Solutions, Inc.*	54,242

		580,854

Hotels, Restaurants & Leisure — 2.2%
959	Choice Hotels International, Inc.	28,597
1,500	International Speedway Corp. (Class A Stock)	38,265
52,330	McDonald’s Corp.	3,067,061
12,678	Wynn Resorts Ltd.	687,401
8,408	Yum! Brands, Inc.	277,044

		4,098,368

Household Durables — 0.1%
6,000	Fortune Brands, Inc.	233,700

Household Products — 0.2%
6,400	Kimberly-Clark Corp.	391,424

Independent Power Producers & Energy Traders — 0.1%
13,700	Drax Group PLC (United Kingdom)	104,233

Industrial Conglomerates — 0.4%
52	CITIC Pacific Ltd. (Hong Kong)	134
24,187	General Electric Co.	344,907
14,119	Tyco International Ltd. (Switzerland)	473,692

		818,733

Industrial Products — 0.1%
1,700	Harsco Corp.	53,533
21,200	Kurabo Industries Ltd. (Japan)	36,587
1,910	Precision Castparts Corp.	182,176

		272,296

Insurance — 3.0%
4,727	ACE Ltd. (Switzerland)*	242,779
3,400	Aflac, Inc.	141,066
22,500	Allstate Corp. (The)	665,325
1,125	Aspen Insurance Holdings Ltd. (Bermuda)	29,025
10,500	Aviva PLC (United Kingdom)	65,658
2,100	Baloise Holding AG (Switzerland)	179,806
45,100	Beazley PLC (United Kingdom)	79,138
25,300	Brit Insurance Holdings PLC (United Kingdom)	86,161
1,975	Delphi Financial Group, Inc. (Class A Stock)	42,858
22,500	Genworth Financial, Inc. (Class A Stock)*	238,950
1,575	Hanover Insurance Group, Inc. (The)	66,245
2,337	HCC Insurance Holdings, Inc.	61,673
5,000	ING Groep NV, ADR (Netherlands)*	65,068
56,600	Legal & General Group PLC (United Kingdom)	72,626
10,253	Lincoln National Corp.	244,329
4,900	Loews Corp.	162,190
7,000	Marsh & McLennan Cos., Inc.	164,220
31,824	MetLife, Inc.	1,082,971
49,800	Old Mutual PLC (United Kingdom)*	86,434
2,900	Protective Life Corp.	55,825
1,600	Reinsurance Group of America, Inc.	73,760
4,100	SCOR SE (France)	104,349
1,600	State Auto Financial Corp.	26,016
2,200	Swiss Reinsurance Co. Ltd. (Switzerland)	89,585
15,909	Travelers Cos., Inc. (The)	792,109
1,500	United Fire & Casualty Co.	26,220
5,900	Unum Group	117,705
948	Validus Holdings Ltd. (Bermuda)	23,984
18,200	XL Capital Ltd. (Class A Stock) (Cayman Islands)	298,662
1,200	Zurich Financial Services AG (Switzerland)	274,791

		5,659,528

Internet Services — 2.9%
10,787	Amazon.com, Inc.*	1,281,603

1,900	Digital River, Inc.*	43,377
5,817	Google, Inc. (Class A Stock)*	3,118,610
32,352	Intel Corp.	618,247
1,510	NetFlix, Inc.*	80,709
1,120	Priceline.com, Inc.*	176,725
12,229	TIBCO Software, Inc.*	107,004

		5,426,275

Internet Software & Services — 1.2%
2,339	Baidu, Inc., ADR (Cayman Islands)*	883,955
3,400	Check Point Software Technologies Ltd. (Israel)*	105,638
31,852	Oracle Corp.	672,077
1,300	VeriSign, Inc.*	29,653
30,640	Yahoo!, Inc.*	487,176

		2,178,499

IT Services — 0.1%
900	CACI International, Inc. (Class A Stock)*	42,858
50,600	Logica PLC (United Kingdom)	95,928
1,875	Nice Systems Ltd., ADR (Israel)*	58,069

		196,855

Life Science Tools & Services — 0.2%
8,917	Thermo Fisher Scientific, Inc.*	401,265

Machinery — 0.4%
2,525	Actuant Corp. (Class A Stock)	39,415
2,975	Bucyrus International, Inc.	132,149
7,600	Cummins, Inc.	327,256
1,150	General Cable Corp.*	35,811
1,050	Kaydon Corp.	36,740
1,150	Lincoln Electric Holdings, Inc.	54,556
375	Lindsay Corp.	12,311
425	Nordson Corp.	22,427
300	Rieter Holding AG (Switzerland)*	67,174
1,450	Robbins & Myers, Inc.	33,640
325	Valmont Industries, Inc.	23,488

		784,967

Machinery & Equipment — 0.8%
11,175	BHP Billiton Ltd. (Australia)	366,502
5,625	BHP Billiton Ltd., ADR (Australia)	368,888
3,382	Caterpillar, Inc.	186,213
3,945	Deere & Co.	179,695
22,763	Komatsu Ltd. (Japan)	443,763
7,000	Kyowa Exeo Corp. (Japan)	64,112

		1,609,173

Manufacturing — 0.3%
7,610	Danaher Corp.	519,230

Media — 1.1%
13,400	CBS Corp. (Class B Stock)	157,718
26,500	Comcast Corp. (Special Class A Stock)	371,530
16,420	DIRECTV Group, Inc. (The)*	431,846
5,760	Discovery Communications, Inc. (Class A Stock)*	158,400
1,900	Lagardere SCA (France)	85,841
2,100	McGraw-Hill Cos., Inc. (The)	60,438
14,198	Pearson PLC (United Kingdom)	192,990
2,525	Regal Entertainment Group (Class A Stock)	31,840
10,000	Time Warner, Inc.	301,200
11,632	Walt Disney Co. (The)	318,368
975	Wiley, (John) & Sons, Inc. (Class A Stock)	34,340

		2,144,511

Medical Supplies & Equipment — 0.5%
21,375	Boston Scientific Corp.*	173,565
5,800	Fresenius Medical Care AG & Co. KGaA (Germany)	281,482
1,470	Quality Systems, Inc.	89,700
12,100	Smith & Nephew PLC (United Kingdom)	106,962
8,310	St. Jude Medical, Inc.*	283,205
2,530	Vital Images, Inc.*	28,867

		963,781

Metals & Mining — 1.5%
18,000	BHP Billiton PLC, ADR (United Kingdom)	975,600
23,600	BlueScope Steel Ltd. (Australia)	62,544
875	Coeur d’Alene Mines Corp.*	17,570
7,347	Freeport-McMoRan Copper & Gold, Inc.*	538,976
4,300	Gold Fields Ltd. (South Africa)	54,825
2,820	Northwest Pipe Co.*	84,882
9,075	Nucor Corp.	361,639
37,997	OZ Minerals Ltd. (Australia)*	39,732
3,300	Rautaruukki Oyj (Finland)	67,267
5,500	Southern Copper Corp.	173,250
3,900	Teck Resources Ltd. (Class B Stock) (Canada)*	112,788
3,300	Thompson Creek Metals Co., Inc. (Canada)*	33,594
5,300	ThyssenKrupp AG (Germany)	170,722
2,200	Timken Co.	48,466
475	Walter Energy, Inc.	27,788

		2,769,643

Miscellaneous Manufacturers — 0.2%
6,320	3M Co.	464,962

Miscellaneous Manufacturing
9,900	AGFA-Gevaert NV (Belgium)*	59,635

Multi-Line Insurance — 0.3%
19,200	AXA SA (France)	477,507

Multi-Line Retail — 0.2%
9,400	JC Penney Co., Inc.	311,422

Multi-Utilities — 0.3%
5,100	Dominion Resources, Inc.	173,859
7,425	Public Service Enterprise Group, Inc.	221,265
4,200	Wisconsin Energy Corp.	183,414

		578,538

Office Electronics — 0.2%
46,000	Xerox Corp.	345,920

Office Equipment — 0.1%
8,600	Oce NV (Netherlands)*	54,382
6,000	Ricoh Co. Ltd. (Japan)	81,541

		135,923

Oil & Gas — 0.9%
21,300	Centrica PLC (United Kingdom)	86,531
12,375	Hess Corp.	677,407
1,100	National Oilwell Varco, Inc.*	45,089
5,300	Statoil ASA (Norway)	124,890
2,000	Total SA (France)	119,681
8,482	Total SA, ADR (France)	509,514
5,400	Weatherford International Ltd. (Switzerland)*	94,662

		1,657,774

Oil, Gas & Consumable Fuels — 9.3%
2,773	Air Liquide SA (France)	298,654
14,595	Anadarko Petroleum Corp.	889,273
11,850	Apache Corp.	1,115,322
1,075	Arena Resources, Inc.*	40,054
58,800	BP PLC (United Kingdom)	550,972
2,600	Cabot Oil & Gas Corp.	100,022
4,940	Canadian Natural Resources Ltd. (Canada)	320,583
20,912	Chevron Corp.	1,600,604
220,499	CNOOC Ltd. (Hong Kong)	330,227
1,050	Concho Resources, Inc.*	40,016
19,900	ConocoPhillips	998,582
600	Core Laboratories NV (Netherlands)	62,580
16,200	Cosmo Oil Co. Ltd. (Japan)	42,555
8,700	ENI SpA (Italy)	215,471
1,914	EOG Resources, Inc.	156,297
12,037	Exxon Mobil Corp.	862,692
1,675	GMX Resources, Inc.*	21,323
2,425	Lufkin Industries, Inc.	138,346
15,000	Marathon Oil Corp.	479,550
29,500	Nippon Oil Corp. (Japan)	145,369
2,700	Noble Energy, Inc.	177,201
10,000	Norsk Hydro ASA (Norway)*	65,540
13,922	Occidental Petroleum Corp.	1,056,401
1,300	ONEOK, Inc.	47,073
39,285	Petroleo Brasileiro SA, ADR (Brazil)	1,815,753
2,625	Petroquest Energy, Inc.*	16,091
6,800	Repsol YPF SA (Spain)	181,025

19,300	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	555,599
13,900	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	808,424
5,883	Schlumberger Ltd. (Netherlands)	365,923
5,220	Southwestern Energy Co.*	227,488
1,900	St. Mary Land & Exploration Co.	64,790
2,000	Swift Energy Co.*	42,360
29,015	Transocean Ltd. (Switzerland)*	2,434,649
1,500	Ultra Petroleum Corp. (Canada)*	72,825
17,700	Valero Energy Corp.	320,370
6,075	Vantage Drilling Co. (Cayman Islands)*	10,024
1,500	WGL Holdings, Inc.	49,590
1,185	Whiting Petroleum Corp.*	66,834
17,191	XTO Energy, Inc.	714,458

		17,500,910

Paper & Forest Products
42,200	DS Smith PLC (United Kingdom)	80,595
1,900	Louisiana-Pacific Corp.*	9,975

		90,570

Pharmaceuticals — 6.3%
46,157	Abbott Laboratories	2,334,160
5,480	Allergan, Inc.	308,250
8,819	American Medical Systems Holdings, Inc.*	135,989
7,200	AstraZeneca PLC (United Kingdom)	323,219
4,758	BioMarin Pharmaceutical, Inc.*	74,035
30,450	Bristol-Myers Squibb Co.	663,810
938	Cubist Pharmaceuticals, Inc.*	15,890
31,300	Eli Lilly & Co.	1,064,513
4,100	GlaxoSmithKline PLC (United Kingdom)	84,102
5,500	H. Lundbeck A/S (Denmark)	106,523
1,865	Herbalife Ltd. (Cayman Islands)	62,757
5,400	Johnson & Johnson	318,870
4,720	Mead Johnson Nutrition Co. (Class A Stock)	198,429
1,870	Medco Health Solutions, Inc.*	104,944
48,424	Merck & Co., Inc.	1,497,754
12,967	Novartis AG (Switzerland)	675,246
7,100	Novo Nordisk A/S (Class B Stock) (Denmark)	441,096
1,872	Onyx Pharmaceuticals, Inc.*	49,795
85,262	Pfizer, Inc.	1,452,012
2,800	Pharmaceutical Product Development, Inc.	60,340
1,773	Roche Holding AG (Switzerland)	283,969
5,600	Sanofi-Aventis SA (France)	410,492
5,900	Schering-Plough Corp.	166,380
28,400	Sinopharm Group Co. (Class H Stock) (China)*	103,337
6,000	Takeda Pharmaceutical Co. Ltd. (Japan)	239,961
13,874	Teva Pharmaceutical Industries Ltd., ADR (Israel)	700,360
2,878	Vivus, Inc.*	22,736

		11,898,969

Professional Services
1,375	Watson Wyatt Worldwide, Inc. (Class A Stock)	59,923

Real Estate — 0.1%
12,925	Chimera Investment Corp.	45,108
600	Jones Lang LaSalle, Inc.	28,110
8,125	MFA Financial, Inc.	60,288

		133,506

Real Estate Investment Trusts — 1.0%
30,500	Annaly Capital Management, Inc.	515,755
4,950	AvalonBay Communities, Inc.	340,461
3,341	Boston Properties, Inc.	203,032
1,800	DiamondRock Hospitality Co.*	13,698
7,426	Equity Residential	214,463
1,600	First Potomac Realty Trust	18,160
875	LaSalle Hotel Properties	15,015
4,300	Medical Properties Trust, Inc.	34,400
3,273	Redwood Trust, Inc.	45,626
2,600	Simon Property Group, Inc.	176,514
4,331	Vornado Realty Trust	257,954

		1,835,078

Restaurants
1,750	Brinker International, Inc.	22,120
2,585	Steak n Shake Co. (The)*	30,115

		52,235

Retail — 0.4%
6,400	Aoyama Trading Co. Ltd. (Japan)	102,563
4,800	GameStop Corp. (Class A Stock)*	116,592
6,527	Genesco, Inc.*	170,159
75,400	Kingfisher PLC (United Kingdom)	275,596

		664,910

Retail & Merchandising — 2.5%
16,875	Best Buy Co., Inc.	644,287
7,214	Cash America International, Inc.	218,296
4,400	Circle K Sunkus Co. Ltd. (Japan)	60,400
6,528	Hennes & Mauritz AB (Class B Stock) (Sweden)	370,801
13,897	Lowe’s Cos., Inc.	271,964
4,070	Nordstrom, Inc.	129,345
2,700	Rallye SA (France)	91,670
1,000	School Specialty, Inc.*	22,250
2,600	Shimachu Co. Ltd. (Japan)	61,466
2,300	Sonic Corp.*	21,505
31,040	Staples, Inc.	673,568
3,000	Starbucks Corp.*	56,940
16,787	Target Corp.	812,994
13,200	TJX Cos., Inc.	493,020
6,000	UNY Co. Ltd. (Japan)	44,567
84,200	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	293,724
10,520	Walgreen Co.	397,972

		4,664,769

Road & Rail — 0.3%
8,525	Burlington Northern Santa Fe Corp.	642,103

Semiconductor Components — 0.1%
77,400	ARM Holdings PLC (United Kingdom)	188,025

Semiconductors — 0.5%
16,087	Applied Materials, Inc.	196,261
3,558	FormFactor, Inc.*	60,450
6,140	Marvell Technology Group Ltd. (Bermuda)*	84,241
13,522	ON Semiconductor Corp.*	90,462
3,135	OYO Geospace Corp.*	82,294
4,520	Rovi Corp.*	124,526
720	Silicon Laboratories, Inc.*	30,168
2,225	Skyworks Solutions, Inc.*	23,207
15,550	Teradyne, Inc.*	130,153
4,325	TriQuint Semiconductor, Inc.*	23,312
5,935	Varian Semiconductor Equipment Associates, Inc.*	168,495

		1,013,569

Semiconductors & Semiconductor Equipment — 0.1%
1,136	Advanced Energy Industries, Inc.*	13,871
3,800	Texas Instruments, Inc.	89,110

		102,981

Software — 2.1%
20,805	Adobe Systems, Inc.*	685,317
3,015	ANSYS, Inc.*	122,349
3,300	BMC Software, Inc.*	122,628
31,905	CA, Inc.	667,452
3,700	Citrix Systems, Inc.*	136,012
6,778	Eclipsys Corp.*	127,087
2,110	Intuit, Inc.*	61,338
400	Konami Corp. (Japan)	7,278
2,854	MedAssets, Inc.*	62,617
1,755	MICROS Systems, Inc.*	47,244
60,667	Microsoft Corp.	1,682,296
10,618	Novell, Inc.*	43,428
2,175	Sybase, Inc.*	86,043
1,350	Tyler Technologies, Inc.*	25,677
1,110	VMware, Inc. (Class A Stock)*	42,657

		3,919,423

Specialty Retail — 0.7%
3,055	Aaron’s, Inc.	76,528
11,500	Gap, Inc. (The)	245,410
22,530	Home Depot, Inc. (The)	565,277
22,100	Limited Brands, Inc.	388,960
1,600	Tiffany & Co.	62,864

		1,339,039

Steel Producers/Products
2,400	Voestalpine AG (Austria)	82,066

Telecommunications — 3.7%
7,150	Amdocs Ltd. (Guernsey)*	180,180
5,420	America Movil SAB de CV (Class L Stock), ADR (Mexico)	239,185
5,500	Arris Group, Inc.*	56,430
68,800	BT Group PLC (United Kingdom)	147,435
49,307	Cisco Systems, Inc.*	1,126,665
5,250	EMS Technologies, Inc.*	91,507
22,174	Ericsson, LM Telefonaktiebolaget , ADR (Sweden)	230,610
3,800	France Telecom SA (France)	94,159
30	KDDI Corp. (Japan)	159,225
2,397	MasTec, Inc.*	28,285
95,490	MobileOne Ltd. (Singapore)	118,128
4,000	Nippon Telegraph & Telephone Corp. (Japan)	165,049
14,463	Nokia Oyj (Finland)	182,685
80	NTT DoCoMo, Inc. (Japan)	116,021
14,300	Portugal Telecom SGPS SA (Portugal)	163,456
42,709	QUALCOMM, Inc.	1,768,580
1,500	SBA Communications Corp. (Class A Stock)*	42,315
700	Swisscom AG (Switzerland)	252,643
121,500	Telecom Italia SpA (Italy)	193,019
17,975	Telefonica SA (Spain)	501,979
29,400	Turkcell Iletisim Hizmet A/S (Turkey)	194,521
5,000	Vivendi (France)	138,712
93,700	Vodafone Group PLC (United Kingdom)	206,499
22,000	Vodafone Group PLC, ADR (United Kingdom)	488,180

		6,885,468

Textiles, Apparel & Luxury Goods — 0.2%
11,600	Jones Apparel Group, Inc.	207,524
3,050	Phillips-Van Heusen Corp.	122,457

		329,981

Thrifts & Mortgage Finance
2,825	Washington Federal, Inc.	48,449

Tobacco — 0.7%
19,100	Altria Group, Inc.	345,901
9,624	British American Tobacco PLC (United Kingdom)	306,679
12,780	Philip Morris International, Inc.	605,261

		1,257,841

Transportation — 1.8%
6,800	Canadian National Railway Co. (Canada)	328,672
2,430	Genco Shipping & Trading Ltd. (Marshall Island)	48,333
3,620	Landstar System, Inc.	127,569
18,575	Norfolk Southern Corp.	865,966
15,000	Seino Holdings Co. Ltd. (Japan)	110,998
33,454	Union Pacific Corp.	1,844,654

		3,326,192

Utilities — 0.6%
15,750	American Electric Power Co., Inc.	475,965

2,600	Endesa SA (Spain)	86,515
4,950	Peabody Energy Corp.	195,971
7,875	PG&E Corp.	322,009

		1,080,460

Wireless Telecommunication Services — 0.6%
28,458	American Tower Corp. (Class A Stock)*	1,047,823
3,475	Syniverse Holdings, Inc.*	59,527

		1,107,350

	TOTAL COMMON STOCKS (cost $160,686,034)	179,895,377

PREFERRED STOCK 0.1%

Financial - Bank & Trust
7,325	Wells Fargo & Co., Series J, 8.00%, CVT (cost $139,923)	179,096

Units
RIGHTS*(d)

Financial Services
5,600	Fortis, expiring 03/09/14 (Belgium) (cost $0)	—

	TOTAL LONG-TERM INVESTMENTS (cost $160,825,957)	180,074,473

SHORT-TERM INVESTMENT 3.4%

Shares
AFFILIATED MONEY MARKET MUTUAL FUND
6,408,118	Dryden Core Investment Fund - Taxable Money Market Series (cost $6,408,118)(a)	6,408,118

	TOTAL INVESTMENTS(b) — 99.5% (cost $167,234,075)(c)	186,482,591
	Other assets in excess of liabilities(e) — 0.5%	965,642

	NET ASSETS — 100%	$187,448,233

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security
GDR	Global Depositary Receipt
BRL	Brazilian Real
MXN	Mexican Peso
*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(b)	As of October 31, 2009, 182 securities representing $31,077,482 and 16.6% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(c)	The United States federal income tax basis of the Portfolio’s investments was $181,879,847; accordingly, net unrealized appreciation on investments for federal income tax purposes was $4,602,744 (gross unrealized appreciation - $13,027,785; gross unrealized depreciation - $8,425,041). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of October 31, 2009.
(e)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at October 31, 2009:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation(1)
Mexican Peso,
Expiring 11/30/09	State Street Bank	MXN	1,330	$97,848	$100,322	$2,474
Expiring 11/30/09	State Street Bank	MXN	416	30,499	31,378	879
Expiring 11/30/09	State Street Bank	MXN	413	30,671	31,153	482

				$159,018	$162,853	$3,835

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 01/22/10	State Street Bank	BRL	687	$385,474	$383,497	$1,977
Mexican Peso,
Expiring 11/30/09	State Street Bank	MXN	7,806	578,201	588,806	(10,605)
Expiring 11/30/09	State Street Bank	MXN	1,227	89,886	92,553	(2,667)

				$1,053,561	$1,064,856	$(11,295)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contract risk exposure as of October 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$148,817,895	$31,077,482	$—
Preferred Stock	179,096	—	—
Affiliated Money Market Mutual Fund	6,408,118	—	—

	$155,405,109	$31,077,482	$—
Other Financial Instruments*	—	(7,460)	—

Total	$155,405,109	$31,070,022	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2009 and October 31, 2009, the Fund had two Level 3 securities with a fair value of $0.

Target Moderate Allocation Fund

Schedule of Investments

as of October 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 94.2%
COMMON STOCKS 63.6%

Aerospace & Defense 1.8%
1,800	AAR Corp.*	$35,298
1,700	Boeing Co. (The)	81,260
16,100	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)*	326,025
31,061	General Dynamics Corp.	1,947,525
4,675	Hexcel Corp.*	51,425
5,000	Lockheed Martin Corp.	343,950
21,500	Meggitt PLC (United Kingdom)	86,082
1,375	Moog, Inc. (Class A Stock)*	34,334
3,900	MTU Aero Engines Holding AG (Germany)	177,221
17,100	Northrop Grumman Corp.	857,223
9,800	Safran SA (France)	158,101
1,000	Teledyne Technologies, Inc.*	34,160
1,800	Thales SA (France)	87,214
675	TransDigm Group, Inc.	26,447
15,623	United Technologies Corp.	960,033

		5,206,298

Air Freight & Couriers 0.1%
3,830	FedEx Corp.	278,403

Airlines 0.1%
75,500	Air New Zealand Ltd. (New Zealand)	70,004
6,000	Deutsche Lufthansa AG (Germany)	92,649
61,500	Qantas Airways Ltd. (Australia)	152,919
9,000	Singapore Airlines Ltd. (Singapore)	86,308

		401,880

Apparel & Textile 0.1%
5,690	True Religion Apparel, Inc.*	146,631
1,625	Wolverine World Wide, Inc.	41,568

		188,199

Appliances
4,800	Electrolux AB (Class B Stock) (Sweden)*	115,051

Auto Components 0.1%
6,800	Johnson Controls, Inc.	162,656

Auto Parts & Equipment 0.1%
6,200	Keihin Corp. (Japan)	94,174
4,900	Nifco, Inc. (Japan)	100,277

		194,451

Automobile Manufacturers 0.1%
1,500	Daimler AG (Germany)	72,860
14,000	Nissan Shatai Co. Ltd. (Japan)	118,009

		190,869

Automobiles 0.3%
10,100	Harley-Davidson, Inc.	251,692
2,400	Honda Motor Co. Ltd. (Japan)	74,128
11,700	Nissan Motor Co. Ltd. (Japan)*	84,663
12,300	Toyota Motor Corp. (Japan)	485,566

		896,049

Automotive Parts 0.1%
1,225	Autoliv, Inc.	41,135
300	Georg Fischer AG (Switzerland)*	78,886
39,500	GKN PLC (United Kingdom)*	69,193
6,400	Sumitomo Electric Industries Ltd. (Japan)	77,663

		266,877

Banks 0.3%
23,000	Fukuoka Financial Group, Inc. (Japan)	84,097
6,251	Julius Baer Group Ltd. (Switzerland)	235,319
29,600	Mizuho Financial Group, Inc. (Japan)	58,384
16,528	Standard Chartered PLC (United Kingdom)	405,465

		783,265

Beverages 0.5%
2,600	Anheuser-Busch InBev NV, ADR (Belgium)*	122,668
3,600	Molson Coors Brewing Co. (Class B Stock)	176,292
15,438	PepsiCo, Inc.	934,771
11,528	SABMiller PLC (United Kingdom)	302,168

		1,535,899

Biotechnology 0.6%
260	Bio-Rad Laboratories, Inc. (Class A Stock)*	23,241
4,951	BioMarin Pharmaceutical, Inc.*	77,038
2,460	Celgene Corp.*	125,583
1,457	Cubist Pharmaceuticals, Inc.*	24,682
5,160	Genzyme Corp.*	261,096
28,746	Gilead Sciences, Inc.*	1,223,142
1,985	Regeneron Pharmaceuticals, Inc.*	31,164
2,900	Seattle Genetics, Inc.*	26,332

		1,792,278

Broadcasting 0.1%
34,744	British Sky Broadcasting Group PLC (United Kingdom)	302,938

Building Materials 0.3%
500	Ciments Francais SA (France)	54,490
83,300	Kingfisher PLC (United Kingdom)	304,472
11,000	Kurabo Industries Ltd. (Japan)	18,984
4,302	Lafarge SA (France)	349,192
32,000	Sanwa Holdings Corp. (Japan)	87,740

		814,878

Business Services 0.1%
5,320	Verisk Analytics, Inc. (Class A Stock)*	145,928

Capital Goods
1,500	Harsco Corp.	47,235

Capital Markets 1.3%
4,375	Apollo Investment Corp.	39,375
6,200	Bank of New York Mellon Corp. (The)	165,292
8,450	E*Trade Financial Corp.*	12,337
18,050	Goldman Sachs Group, Inc. (The)	3,071,568
4,225	MF Global Ltd. (Bermuda)*	30,082
10,000	Morgan Stanley	321,200
2,700	Raymond James Financial, Inc.	63,747
775	Waddell & Reed Financial, Inc. (Class A Stock)	21,747

		3,725,348

Chemicals 2.4%
5,498	Air Products & Chemicals, Inc.	424,061
1,250	Airgas, Inc.	55,450
3,400	BASF SE (Germany)	182,002
8,200	Clariant AG (Switzerland)*	78,395
425	Cytec Industries, Inc.	14,097
61,535	Dow Chemical Co. (The)	1,444,842
3,100	Eastman Chemical Co.	162,781
3,080	Ecolab, Inc.	135,397
8,400	GrafTech International Ltd.*	113,400
17,017	Huntsman Corp.	135,285
4,400	Koninklijke DSM NV (Netherlands)	192,782
3,930	Monsanto Co.	264,017
16,000	Nippon Shokubai Co. Ltd. (Japan)	134,476
8,339	Potash Corp. of Saskatchewan, Inc. (Canada)	773,692
20,820	PPG Industries, Inc.	1,174,872
18,504	Praxair, Inc.	1,469,958
2,850	Scotts Miracle-Gro Co. (The) (Class A Stock)	115,767
1,675	Sensient Technologies Corp.	42,361
1,000	Solvay SA (Belgium)	98,197
3,810	Terra Industries, Inc.	121,044
1,400	Valspar Corp. (The)	35,518
30,000	Yingde Gases (Cayman Islands)*	35,767

		7,204,161

Clothing & Apparel 0.8%
4,110	Coach, Inc.	135,507
35,112	NIKE, Inc. (Class B Stock)	2,183,264
10,000	Onward Holdings Co. Ltd. (Japan)	62,077

		2,380,848

Commercial Banks 0.8%
4,500	Allied Irish Banks PLC (Ireland)*	12,425
7,600	Alpha Bank A.E. (Greece)*	146,528
8,300	Banco Espirito Santo SA (Portugal)	61,258
2,150	BancorpSouth, Inc.	48,547
15,000	Bank of Ireland (Ireland)*	37,625
50,965	Barclays PLC (United Kingdom)*	267,112
1,525	Danvers Bancorp, Inc.	20,938
19,271	Fifth Third Bancorp	172,283
5,435	First Commonwealth Financial Corp.	28,534
1,536	FirstMerit Corp.	29,107
16,200	HSBC Holdings PLC, ADR (United Kingdom)	897,318
32,100	KeyCorp	173,019
3,689	Northern Trust Corp.	185,372
1,775	Prosperity Bancshares, Inc.	63,527
31,200	Regions Financial Corp.	151,008
200	Territorial Bancorp, Inc.*	3,298
1,900	Trustmark Corp.	36,005
950	UMB Financial Corp.	37,782
1,400	United Bankshares, Inc.	24,990
425	United Financial Bancorp, Inc.	5,461

		2,402,137

Commercial Services & Supplies 1.2%
3,738	Coinstar, Inc.*	118,644
6,000	GEO Group, Inc. (The)*	126,900
7,420	Moody’s Corp.	175,706
4,749	Ritchie Bros. Auctioneers, Inc. (Canada)	104,098
3,875	Sotheby’s	61,457
24,890	Visa, Inc. (Class A Stock)	1,885,666
6,157	Waste Connections, Inc.*	193,515
26,927	Waste Management, Inc.	804,579

		3,470,565

Communication Equipment 0.3%
5,000	Arris Group, Inc.*	51,300
5,205	EMS Technologies, Inc.*	90,723
29,935	Juniper Networks, Inc.*	763,642
2,514	Mastec, Inc.*	29,665

		935,330

Computer Hardware 1.3%
18,750	Apple, Inc.*	3,534,375
2,100	Dell, Inc.*	30,429
10,089	Logitech International SA (Switzerland)*	172,219

		3,737,023

Computer Services & Software 0.4%
3,300	Accenture PLC (Class A Stock) (Ireland)	122,364
18,720	EMC Corp.*	308,318
1,700	Global Payments, Inc.	83,691
3,130	Informatica Corp.*	66,450
2,210	Intuit, Inc.*	64,245
1,080	Nuance Communications, Inc.*	14,159

1,140	Radiant Systems, Inc.*	11,217
9,106	SAP AG (Germany)	412,457
6,700	Tieto Oyj (Finland)	133,812

		1,216,713

Computers
3,100	Itochu Techno-Solutions Corp. (Japan)	85,213

Computers & Peripherals 1.5%
7,140	Cognizant Technology Solutions Corp. (Class A Stock)*	275,961
5,633	Compellent Technologies, Inc.*	103,309
28,516	Hewlett-Packard Co.	1,353,369
22,557	International Business Machines Corp.	2,720,600
6,061	Netezza Corp.*	56,004
3,700	QLogic Corp.*	64,898

		4,574,141

Conglomerates 0.1%
30,300	Marubeni Corp. (Japan)	149,912
7,400	Mitsubishi Corp. (Japan)	156,882

		306,794

Construction
1,000	Granite Construction, Inc.	28,560
1,100	URS Corp.*	42,746

		71,306

Construction & Engineering 0.1%
8,800	COMSYS Holdings Corp. (Japan)	86,973
9,000	NCC AB (Class B Stock) (Sweden)	135,965
3,055	Northwest Pipe Co.*	91,956
6,570	Singapore Airport Terminal Services Ltd. (Singapore)	11,481

		326,375

Consumer Finance 0.4%
28,044	American Express Co.	977,053
1,800	Assured Guaranty Ltd. (Bermuda)	29,844
6,814	Cash America International, Inc.	206,192
2,075	First Cash Financial Services, Inc.*	35,648

		1,248,737

Consumer Products & Services 0.4%
980	Apollo Group, Inc. (Class A Stock)*	55,958
10,220	Avon Products, Inc.	327,551
4,490	Colgate-Palmolive Co.	353,049
55,000	Pacific Brands Ltd. (Australia)*	64,042
7,348	Reckitt Benckiser Group PLC (United Kingdom)	365,011
1,300	Toro Co. (The)	48,126
2,306	Vitamin Shoppe, Inc.*	40,517

		1,254,254

Containers & Packaging 0.1%
42,800	Amcor Ltd. (Australia)	220,399
2,270	Owens-Illinois, Inc.*	72,368
2,250	Packaging Corp. of America	41,130

		333,897

Cosmetics & Toiletries
8,000	Natura Cosmeticos SA (Brazil)	143,778

Distribution/Wholesale 0.1%
16,500	Sumitomo Corp. (Japan)	160,177

Diversified Consumer Services
2,900	Regis Corp.	47,096

Diversified Financial Services 1.9%
33,600	BM&FBOVESPA SA (Brazil)	216,485
35,500	Challenger Financial Services Group Ltd. (Australia)	116,739
77,461	Citigroup, Inc.	316,816
2,375	Conseco, Inc.*	12,374
1,326	Deutsche Boerse AG (Germany)	107,396
2,225	Fifth Street Finance Corp.	21,872
113,385	JPMorgan Chase & Co.	4,736,091

		5,527,773

Diversified Manufacturing 0.1%
9,300	AGFA-Gevaert NV (Belgium)*	56,021
13,100	IMI PLC (United Kingdom)	92,397
26,200	Tomkins PLC (United Kingdom)	71,877

		220,295

Diversified Operations 0.2%
48	CITIC Pacific Ltd. (Hong Kong)	124
5,300	Davis Service Group PLC (United Kingdom)	36,315
4,480	LVMH Moet Hennessy Louis Vuitton SA (France)	463,909
10,000	Mitsui & Co. Ltd. (Japan)	131,329

		631,677

Diversified Telecommunication Services 0.8%
45,501	AT&T, Inc.	1,168,011
5,300	CenturyTel, Inc.	172,038
37,349	Verizon Communications, Inc.	1,105,157

		2,445,206

Education 0.1%
2,700	DeVry, Inc.	149,283

Electric 0.1%
11,230	AES Corp. (The)*	146,776
8,434	NRG Energy, Inc.*	193,898

		340,674

Electric Utilities 0.8%
23,900	Edison International	760,498
28,400	Enel SpA (Italy)	168,989
13,200	Exelon Corp.	619,872
1,744	Fortum Oyj (Finland)	41,278
6,900	FPL Group, Inc.	338,790
6,783	Public Service Enterprise Group, Inc.	202,133
7,913	Southern Co.	246,807

		2,378,367

Electrical Equipment 0.1%
9,122	Emerson Electric Co.	344,355
825	Smith (A.O.) Corp.	32,695

		377,050

Electronic Components 0.3%
2,610	A123 Systems, Inc.*	51,313
9,000	Alpine Electronics, Inc. (Japan)*	88,458
4,376	DTS, Inc.*	123,622
3,304	Fanuc Ltd. (Japan)	274,434
6,500	Flextronics International Ltd. (Singapore)*	42,120
3,400	FLIR Systems, Inc.*	94,554
963	Itron, Inc.*	57,818
658	Samsung Electronics Co. Ltd., GDR, 144A (South Korea)*	201,199
14,100	TT Electronics PLC (United Kingdom)*	16,836

		950,354

Electronic Equipment & Instruments 0.2%
4,250	Coherent, Inc.*	106,802
25,880	Tyco Electronics Ltd. (Switzerland)	549,950

		656,752

Energy Equipment & Services 0.7%
500	Core Laboratories NV (Netherlands)	52,150
5,100	Diamond Offshore Drilling, Inc.	485,775
27,651	Halliburton Co.	807,685
4,125	Key Energy Services, Inc.*	30,154
2,597	Lufkin Industries, Inc.	148,159
1,200	Oil States International, Inc.*	41,328
2,895	OYO Geospace Corp.*	75,994
950	Unit Corp.*	37,126
7,075	Vantage Drilling Co. (Cayman Islands)*	11,674
4,895	Vestas Wind Systems A/S (Denmark)*	343,318
5,700	Weatherford International Ltd. (Switzerland)*	99,921

		2,133,284

Entertainment & Leisure 0.6%
11,258	Carnival Corp. (Panama)	327,833
10,948	Carnival PLC (United Kingdom)	339,403
4,890	DreamWorks Animation SKG, Inc. (Class A Stock)*	156,480
7,802	Hennes & Mauritz AB (Class B Stock) (Sweden)	443,166
1,800	Life Time Fitness, Inc.*	38,790
639	Nintendo Co. Ltd. (Japan)	160,277
6,240	Royal Caribbean Cruises Ltd. (Liberia)*	126,235
16,200	Tabcorp Holdings Ltd. (Australia)	103,341
36,200	Thomas Cook Group PLC (United Kingdom)	121,223

		1,816,748

Environmental Services
1,170	Republic Services, Inc.	30,315

Equipment Services 0.1%
23,600	Downer EDI Ltd. (Australia)	179,653
5,900	Kyoei Steel Ltd. (Japan)	131,828

		311,481

Exchange Traded Fund
2,325	iShares Russell 2000 Value Index Fund	122,923

Farming & Agriculture 0.1%
76,800	AWB Ltd. (Australia)	83,860
118,000	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	91,172

		175,032

Financial - Bank & Trust 3.7%
3,750	Astoria Financial Corp.	37,425
12,396	Banco Bilbao Vizcaya Argentaria SA (Spain)	221,579
21,200	Banco Santander Brasil SA, ADR (Brazil)*	251,432
25,800	Banco Santander SA (Spain)	415,180
122,719	Bank of America Corp.	1,789,243
7,632	BNP Paribas (France)	574,950
23,900	Bradford & Bingley PLC (United Kingdom)*	—
4,635	Broadpoint Gleacher Securities, Inc.*	29,525
11,360	Charles Schwab Corp. (The)	196,982
153,771	China Merchants Bank Co. Ltd. (Class H Stock) (China)	393,399
5,300	Credit Agricole SA (France)	101,522
6,600	Credit Saison Co. Ltd. (Japan)	73,781
2,200	Credit Suisse Group AG (Switzerland)	117,606
3,100	Danske Bank A/S (Denmark)*	71,197
6,700	Deutsche Bank AG (Germany)	486,764
5,300	Dexia NV SA (Belgium)*	44,053
56,281	Intesa Sanpaolo SpA (Italy)*	236,858
68,431	Lloyds TSB Group PLC (United Kingdom)*	96,486
70,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	372,848
12,357	National Bank of Greece SA (Greece)*	451,776
6,000	Natixis SA (France)*	33,705
23,875	PNC Financial Services Group, Inc.	1,168,443
600	Student Loan Corp. (The)	25,230
18,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	93,780
4,400	Svenska Handelsbanken AB (Class A Stock) (Sweden)	113,704
19,600	Takefuji Corp. (Japan)	73,346

400	Verwaltungs und Privat Bank AG (Liechtenstein)	42,761
121,978	Wells Fargo & Co.	3,356,835

		10,870,410

Financial Services 1.4%
1,930	Affiliated Managers Group, Inc.*	122,536
13,355	Capital One Financial Corp.	488,793
1,410	CME Group, Inc.	426,680
3,700	Companhia Brasileira de Meios de Pagamento (Brazil)	34,047
7,800	DnB NOR ASA (Norway)*	89,353
2,100	Eaton Vance Corp.	59,619
1,500	Franklin Resources, Inc.	156,945
25,195	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	443,498
680,084	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	541,085
7,400	Irish Life & Permanent PLC (Ireland)*	53,512
2,500	Jefferies Group, Inc.*	65,250
3,300	Macquarie Group Ltd. (Australia)	144,526
109,000	Noble Group Ltd. (Bermuda)	199,203
48,040	U.S. Bancorp	1,115,489
16,490	Western Union Co. (The)	299,623

		4,240,159

Food & Beverage 0.2%
5,370	Coca-Cola Co. (The)	286,275
12,400	Dairy Crest Group PLC (United Kingdom)	81,285
48,600	Northern Foods PLC (United Kingdom)	50,289
10,500	Tate & Lyle PLC (United Kingdom)	77,299

		495,148

Food & Drug Retailing 0.6%
1,450	BJ’s Wholesale Club, Inc.*	50,794
24,285	CVS Caremark Corp.	857,260
36,700	Safeway, Inc.	819,511

		1,727,565

Foods 0.7%
6,180	CSM NV (Netherlands)	163,363
1,300	Delhaize Group (Belgium)	88,311
1,700	General Mills, Inc.	112,064
100,700	Goodman Fielder Ltd. (Australia)	144,450
18,400	Metcash Ltd. (Australia)	77,361
27,486	Nestle SA (Switzerland)	1,278,142
3,800	Suedzucker AG (Germany)	78,548

		1,942,239

Gas Distribution
22,100	Centrica PLC (United Kingdom)	89,781

Healthcare Equipment & Supplies 0.4%
7,565	American Medical Systems Holdings, Inc.*	116,652
6,320	Baxter International, Inc.	341,659
3,923	Cutera, Inc.*	35,346

11,680	Medtronic, Inc.	416,976
1,174	SurModics, Inc.*	30,066
1,150	Teleflex, Inc.	57,213
6,614	Thoratec Corp.*	173,684
650	West Pharmaceutical Services, Inc.	25,656
1,250	Zoll Medical Corp.*	24,275

		1,221,527

Healthcare Products 0.3%
17,422	Covidien PLC (Ireland)	733,815
1,600	Inverness Medical Innovations, Inc.*	60,816

		794,631

Healthcare Providers & Services 0.4%
3,111	Amedisys, Inc.*	123,787
12,000	Cardinal Health, Inc.	340,080
3,690	Centene Corp.*	65,793
6,300	CIGNA Corp.	175,392
5,808	Lincare Holdings, Inc.*	182,429
1,990	Medco Health Solutions, Inc.*	111,679
2,625	Patterson Cos., Inc.*	67,016
2,752	Psychiatric Solutions, Inc.*	56,801
6,557	UnitedHealth Group, Inc.	170,154

		1,293,131

Healthcare Services 0.2%
1,800	AMERIGROUP Corp.*	39,690
4,400	Astellas Pharma, Inc. (Japan)	162,025
1,000	Covance, Inc.*	51,680
2,140	Genoptix, Inc.*	74,451
2,100	Healthways, Inc.*	33,768
2,130	MEDNAX, Inc.*	110,589

		472,203

Healthcare Technology 0.1%
6,489	Eclipsys Corp.*	121,669
3,040	Vital Images, Inc.*	34,686

		156,355

Hotels, Restaurants & Leisure 1.5%
3,500	Bally Technologies, Inc.*	137,865
6,492	BJ’s Restaurants, Inc.*	103,612
990	Choice Hotels International, Inc.	29,522
7,370	International Game Technology	131,481
1,750	International Speedway Corp. (Class A Stock)	44,642
2,230	Las Vegas Sands Corp.*	33,651
52,885	McDonald’s Corp.	3,099,590
11,585	Shuffle Master, Inc.*	90,479
2,025	Sonic Corp.*	18,934
3,100	Starbucks Corp.*	58,838
2,664	Steak n Shake Co. (The)*	31,035
13,059	Wynn Resorts Ltd.*	708,059

		4,487,708

Household Durables 0.1%
6,000	Fortune Brands, Inc.	233,700
5,736	Universal Electronics, Inc.*	118,162

		351,862

Household Products 0.1%
6,700	Kimberly-Clark Corp.	409,772

Independent Power Producers & Energy Traders
12,783	Drax Group PLC (United Kingdom)	97,256

Industrial Conglomerates 0.4%
6,590	3M Co.	484,826
24,306	General Electric Co.	346,604
14,534	Tyco International Ltd. (Switzerland)	487,616

		1,319,046

Insurance 2.3%
4,344	ACE Ltd. (Switzerland)*	223,108
7,600	Aegon NV (Netherlands)*	54,016
3,500	Aflac, Inc.	145,215
23,100	Allstate Corp. (The)	683,067
1,300	Aspen Insurance Holdings Ltd. (Bermuda)	33,540
29,500	Aviva PLC (United Kingdom)	184,468
22,900	AXA SA (France)	569,527
2,100	Baloise Holding AG (Switzerland)	179,806
47,647	Beazley PLC (United Kingdom)	83,608
25,700	Brit Insurance Holdings PLC (United Kingdom)	87,523
1,800	Delphi Financial Group, Inc. (Class A Stock)	39,060
23,100	Genworth Financial, Inc. (Class A Stock)*	245,322
1,825	Hanover Insurance Group, Inc. (The)	76,759
2,712	HCC Insurance Holdings, Inc.	71,570
6,600	ING Groep NV, ADR (Netherlands)*	85,890
121,100	Legal & General Group PLC (United Kingdom)	155,389
11,340	Lincoln National Corp.	270,232
5,000	Loews Corp.	165,500
7,200	Marsh & McLennan Cos., Inc.	168,912
32,610	MetLife, Inc.	1,109,718
1,500	Muenchener Rueckversicherungs AG (Germany)	237,319
50,900	Old Mutual PLC (United Kingdom)	88,343
2,600	Protective Life Corp.	50,050
1,400	Reinsurance Group of America, Inc.	64,540
4,400	SCOR SE (France)	111,984
1,400	State Auto Financial Corp.	22,764
1,900	Swiss Reinsurance Co. Ltd. (Switzerland)	77,369
14,778	Travelers Cos., Inc. (The)	735,797
1,300	United Fire & Casualty Co.	22,724
6,100	Unum Group	121,695
1,094	Validus Holdings Ltd. (Bermuda)	27,678
18,700	XL Capital Ltd. (Class A Stock) (Cayman Islands)	306,867
1,100	Zurich Financial Services AG (Switzerland)	251,892

		6,751,252

Internet Services 1.7%
11,190	Amazon.com, Inc.*	1,329,484
1,700	Digital River, Inc.*	38,811
6,154	Google, Inc. (Class A Stock)*	3,299,283
1,385	NetFlix, Inc.*	74,028
1,190	Priceline.com, Inc.*	187,770

		4,929,376

Internet Software & Services 0.8%
2,550	Baidu, Inc., ADR (Cayman Islands)*	963,696
3,500	Check Point Software Technologies Ltd. (Israel)*	108,745
32,823	Oracle Corp.	692,566
1,300	VeriSign, Inc.*	29,653
31,667	Yahoo!, Inc.*	503,505

		2,298,165

IT Services 0.1%
1,025	CACI International, Inc. (Class A Stock)*	48,810
53,000	Logica PLC (United Kingdom)	100,479
2,175	Nice Systems Ltd., ADR (Israel)*	67,360
2,875	SRA International, Inc. (Class A Stock)*	53,935

		270,584

Life Science Tools & Services 0.2%
3,249	ICON PLC, ADR (Ireland)*	80,250
9,147	Thermo Fisher Scientific, Inc.*	411,615

		491,865

Machinery 0.7%
2,925	Actuant Corp. (Class A Stock)	45,659
28,000	BlueScope Steel Ltd. (Australia)	74,204
2,900	Bucyrus International, Inc.	128,818
3,466	Caterpillar, Inc.	190,838
7,800	Cummins, Inc.	335,868
3,957	Deere & Co.	180,241
1,325	General Cable Corp.*	41,260
1,225	Kaydon Corp.	42,863
1,325	Lincoln Electric Holdings, Inc.	62,858
450	Lindsay Corp.	14,774
475	Nordson Corp.	25,066
16,538	PACCAR, Inc.	618,687
1,816	Regal-Beloit Corp.	85,134
300	Rieter Holding AG (Switzerland)*	67,174
1,675	Robbins & Myers, Inc.	38,860
1,100	Snap-on, Inc.	40,183
375	Valmont Industries, Inc.	27,101

		2,019,588

Machinery - Construction & Mining 0.2%
26,763	Komatsu Ltd. (Japan)	521,743

Manufacturing 0.2%
7,940	Danaher Corp.	541,746

Media 0.9%
13,700	CBS Corp. (Class B Stock)	161,249
27,100	Comcast Corp. (Special Class A Stock)	379,942
17,261	DIRECTV Group, Inc. (The)*	453,964
5,940	Discovery Communications, Inc. (Class A Stock)*	163,350
2,200	Lagardere SCA (France)	99,395
2,100	McGraw-Hill Cos., Inc. (The)	60,438
16,096	Pearson PLC (United Kingdom)	218,789
2,925	Regal Entertainment Group (Class A Stock)	36,884
10,600	Rogers Communications, Inc. (Class B Stock) (Canada)	311,030
11,800	Time Warner, Inc.	355,416
7,200	Vivendi (France)	199,745
11,908	Walt Disney Co. (The)	325,922
1,100	Wiley, (John) & Sons, Inc. (Class A Stock)	38,742

		2,804,866

Medical Supplies & Equipment 0.4%
1,640	Addus Homecare Corp.*	15,006
21,479	Boston Scientific Corp.*	174,409
6,200	Fresenius Medical Care AG & Co KGaA (Germany)	300,895
2,310	Henry Schein, Inc.*	122,037
24,000	Smith & Nephew PLC (United Kingdom)	212,157
8,670	St. Jude Medical, Inc.*	295,474
500	Synthes, Inc.	59,460

		1,179,438

Metals & Mining 1.4%
12,073	BHP Billiton Ltd. (Australia)	395,954
5,652	BHP Billiton Ltd., ADR (Australia)	370,658
18,600	BHP Billiton PLC, ADR (United Kingdom)	1,008,120
1,025	Coeur d’Alene Mines Corp.*	20,582
7,468	Freeport-McMoRan Copper & Gold, Inc.*	547,852
4,500	Gold Fields Ltd., ADR (South Africa)	57,375
39,000	Mincor Resources NL (Australia)	73,866
22,000	Mitsui Mining & Smelting Co. Ltd. (Japan)*	56,689
58,000	Nippon Light Metal Co. Ltd. (Japan)*	51,059
9,200	Nucor Corp.	366,620
4,974	Peabody Energy Corp.	196,921
2,000	Precision Castparts Corp.	190,760
3,000	Rautaruukki Oyj (Finland)	61,152
5,900	Southern Copper Corp.	185,850
4,000	Teck Resources Ltd. (Class B Stock) (Canada)*	115,680
3,825	Thompson Creek Metals Co., Inc. (Canada)*	38,939
6,500	ThyssenKrupp AG (Germany)	209,376
2,000	Timken Co.	44,060
575	Walter Energy, Inc.	33,638

		4,025,151

Multi-Line Retail 0.1%
9,700	JC Penney Co., Inc.	321,361

Multi-Utilities 0.2%
5,200	Dominion Resources, Inc.	177,268
1,700	RWE AG (Germany)	149,112
4,200	Wisconsin Energy Corp.	183,414

		509,794

Office Electronics 0.1%
45,400	Xerox Corp.	341,408

Office Equipment 0.1%
8,800	OCE NV (Netherlands)*	55,646
7,000	Ricoh Co. Ltd. (Japan)	95,132

		150,778

Oil & Gas Exploration/Production
1,700	St. Mary Land & Exploration Co.	57,970

Oil, Gas & Consumable Fuels 6.7%
3,012	Air Liquide SA (France)	324,394
14,755	Anadarko Petroleum Corp.	899,022
11,983	Apache Corp.	1,127,840
1,250	Arena Resources, Inc.*	46,575
600	Ashland, Inc.	20,724
63,000	BP PLC (United Kingdom)	590,327
2,400	Cabot Oil & Gas Corp.	92,328
5,500	Canadian Natural Resources Ltd. (Canada)	356,924
20,870	Chevron Corp.	1,597,390
242,499	CNOOC Ltd. (Hong Kong)	363,175
1,225	Concho Resources, Inc.*	46,685
20,300	ConocoPhillips	1,018,654
37,963	Cosmo Oil Co. Ltd. (Japan)	99,724
8,800	ENI SpA (Italy)	217,948
12,096	Exxon Mobil Corp.	866,920
1,950	GMX Resources, Inc.*	24,824
12,435	Hess Corp.	680,692
15,400	Marathon Oil Corp.	492,338
13,557	National Oilwell Varco, Inc.*	555,701
24,000	Nippon Oil Corp. (Japan)	118,266
2,800	Noble Energy, Inc.	183,764
7,600	Norsk Hydro ASA (Norway)*	49,810
14,076	Occidental Petroleum Corp.	1,068,087
1,200	ONEOK, Inc.	43,452
42,599	Petroleo Brasileiro SA, ADR (Brazil)	1,968,926
3,050	Petroquest Energy, Inc.*	18,697
9,400	Repsol YPF SA (Spain)	250,240
20,400	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	587,266
14,200	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	825,872
6,503	Schlumberger Ltd. (Netherlands)	404,487

5,440	Southwestern Energy Co.*	237,075
3,900	Statoil ASA (Norway)	91,900
1,800	Swift Energy Co.*	38,124
3,200	Total SA (France)	191,489
8,692	Total SA, ADR (France)	522,128
31,094	Transocean Ltd. (Switzerland)*	2,609,098
1,600	Ultra Petroleum Corp. (Canada)*	77,680
18,100	Valero Energy Corp.	327,610
1,300	WGL Holdings, Inc.	42,978
1,220	Whiting Petroleum Corp.*	68,808
12,522	XTO Energy, Inc.	520,414

		19,668,356

Paper & Forest Products
2,125	Louisiana-Pacific Corp.*	11,156

Pharmaceuticals 4.5%
50,668	Abbott Laboratories	2,562,281
5,690	Allergan, Inc.	320,063
7,322	Amgen, Inc.*	393,411
7,800	AstraZeneca PLC (United Kingdom)	350,154
30,905	Bristol-Myers Squibb Co.	673,729
32,000	Eli Lilly & Co.	1,088,320
7,070	Express Scripts, Inc.*	565,034
5,700	GlaxoSmithKline PLC (United Kingdom)	116,923
6,600	H. Lundbeck A/S (Denmark)	127,828
1,695	Herbalife Ltd. (Cayman Islands)	57,037
700	Hospira, Inc.*	31,248
5,500	Johnson & Johnson	324,775
4,910	Mead Johnson Nutrition Co. (Class A Stock)	206,416
49,801	Merck & Co., Inc.	1,540,345
13,509	Novartis AG (Switzerland)	703,470
7,900	Novo Nordisk A/S (Class B Stock) (Denmark)	490,797
1,961	Onyx Pharmaceuticals, Inc.*	52,163
86,463	Pfizer, Inc.	1,472,465
2,500	Pharmaceutical Product Development, Inc.	53,875
1,779	Roche Holding AG (Switzerland)	284,930
5,800	Sanofi-Aventis SA (France)	425,152
6,000	Schering-Plough Corp.	169,200
30,800	Sinopharm Group Co. (Class H Stock) (China)*	112,069
6,900	Takeda Pharmaceutical Co. Ltd. (Japan)	275,956
16,163	Teva Pharmaceutical Industries Ltd., ADR (Israel)	815,908
2,967	Vivus, Inc.*	23,439

		13,236,988

Professional Services 0.1%
3,256	Duff & Phelps Corp. (Class A Stock)	55,970
4,140	Monster Worldwide, Inc.*	60,113
900	School Specialty, Inc.*	20,025
1,600	Watson Wyatt Worldwide, Inc. (Class A Stock)	69,728

		205,836

Real Estate
1,100	Meritage Homes Corp.*	20,064

Real Estate Investment Trusts 0.7%
30,400	Annaly Capital Management, Inc.	514,064
4,838	AvalonBay Communities, Inc.	332,758
3,401	Boston Properties, Inc.	206,679
14,625	Chimera Investment Corp.	51,041
2,075	DiamondRock Hospitality Co.*	15,791
7,557	Equity Residential	218,246
1,500	First Potomac Realty Trust	17,025
1,025	LaSalle Hotel Properties	17,589
3,800	Medical Properties Trust, Inc.	30,400
9,425	MFA Financial, Inc.	69,933
3,430	Redwood Trust, Inc.	47,814
2,700	Simon Property Group, Inc.	183,303
4,409	Vornado Realty Trust	262,600

		1,967,243

Real Estate Management & Development
700	Jones Lang LaSalle, Inc.	32,795

Retail 0.4%
1,900	Rallye SA (France)	64,509
2,800	Shimachu Co. Ltd. (Japan)	66,194
8,000	UNY Co. Ltd. (Japan)	59,422
94,800	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	330,701
13,737	Wal-Mart Stores, Inc.	682,454

		1,203,280

Retail & Merchandising 1.3%
6,100	Aoyama Trading Co. Ltd. (Japan)	97,755
16,957	Best Buy Co., Inc.	647,418
1,600	Brinker International, Inc.	20,224
5,300	Circle K Sunkus Co. Ltd. (Japan)	72,754
5,000	GameStop Corp. (Class A Stock)*	121,450
4,220	Nordstrom, Inc.	134,112
31,648	Staples, Inc.	686,762
17,194	Target Corp.	832,705
1,600	Tiffany & Co.	62,864
13,443	TJX Cos., Inc.	502,096
11,020	Walgreen Co.	416,887
8,883	Yum! Brands, Inc.	292,695

		3,887,722

Road & Rail
3,470	Landstar System, Inc.	122,283

Semiconductor Components 0.1%
96,100	ARM Holdings PLC (United Kingdom)	233,452

Semiconductors 0.3%
16,166	Applied Materials, Inc.	197,225
2,000	Checkpoint Systems, Inc.*	27,140
3,664	FormFactor, Inc.*	62,252
13,917	ON Semiconductor Corp.*	93,105
4,235	Rovi Corp.*	116,674
2,575	Skyworks Solutions, Inc.*	26,857
16,025	Teradyne, Inc.*	134,129
4,000	Texas Instruments, Inc.	93,800
4,875	TriQuint Semiconductor, Inc.*	26,276

		777,458

Semiconductors & Semiconductor Equipment 0.3%
1,020	Advanced Energy Industries, Inc.*	12,454
33,171	Intel Corp.	633,898
6,400	Marvell Technology Group Ltd. (Bermuda)*	87,808
720	Silicon Laboratories, Inc.*	30,168
6,020	Varian Semiconductor Equipment Associates, Inc.*	170,908

		935,236

Software 2.1%
28,063	Adobe Systems, Inc.*	924,395
2,825	ANSYS, Inc.*	114,638
3,400	BMC Software, Inc.*	126,344
32,705	CA, Inc.	684,189
3,900	Citrix Systems, Inc.*	143,364
600	Konami Corp. (Japan)	10,917
9,010	MasterCard, Inc. (Class A Stock)	1,973,370
2,935	MedAssets, Inc.*	64,394
2,055	MICROS Systems, Inc.*	55,321
61,625	Microsoft Corp.	1,708,861
6,918	Novell, Inc.*	28,295
1,540	Quality Systems, Inc.	93,971
2,525	Sybase, Inc.*	99,889
11,814	TIBCO Software, Inc.*	103,372
1,575	Tyler Technologies, Inc.*	29,956
1,110	VMware, Inc. (Class A Stock)*	42,657

		6,203,933

Specialty Retail 0.5%
3,080	Aaron’s, Inc.	77,154
11,700	Gap, Inc. (The)	249,678
6,048	Genesco, Inc.*	157,671
23,094	Home Depot, Inc. (The)	579,429
22,700	Limited Brands, Inc.	399,520

		1,463,452

Steel Producers/Products
2,900	Voestalpine AG (Austria)	99,163

Telecommunications 2.4%
9,100	Amdocs Ltd. (Guernsey)*	229,320
6,400	America Movil SAB de CV (Class L Stock), ADR (Mexico)	282,432
70,200	BT Group PLC (United Kingdom)	150,436

50,910	Cisco Systems, Inc.*	1,163,294
22,723	Ericsson, L.M. Telefonaktiebolaget , ADR (Sweden)	236,319
6,000	France Telecom SA (France)	148,672
26	KDDI Corp. (Japan)	137,995
79,170	MobileOne Ltd. (Singapore)	97,939
5,000	Nippon Telegraph & Telephone Corp. (Japan)	206,312
16,700	Nokia Oyj (Finland)	210,941
130	NTT DoCoMo, Inc. (Japan)	188,534
13,300	Portugal Telecom SGPS SA (Portugal)	152,026
45,164	QUALCOMM, Inc.	1,870,241
1,400	SBA Communications Corp. (Class A Stock)*	39,494
500	Swisscom AG (Switzerland)	180,459
127,800	Telecom Italia SpA (Italy)	203,027
22,200	Telefonica SA (Spain)	619,968
33,900	Turkcell Iletisim Hizmet A/S (Turkey)	224,295
108,800	Vodafone Group PLC (United Kingdom)	239,777
22,500	Vodafone Group PLC, ADR (United Kingdom)	499,275

		7,080,756

Textiles & Apparel
3,175	Phillips-Van Heusen Corp.	127,476

Textiles, Apparel & Luxury Goods 0.1%
2,450	Hanesbrands, Inc.*	52,969
12,000	Jones Apparel Group, Inc.	214,680

		267,649

Thrifts & Mortgage Finance
3,275	Washington Federal, Inc.	56,166

Tobacco 0.4%
18,700	Altria Group, Inc.	338,657
10,708	British American Tobacco PLC (United Kingdom)	341,221
13,130	Philip Morris International, Inc.	621,837

		1,301,715

Trading Companies & Distributors
800	Watsco, Inc.	40,976

Transportation 1.3%
8,657	Burlington Northern Santa Fe Corp.	652,045
7,300	Canadian National Railway Co. (Canada)	352,839
2,510	Genco Shipping & Trading Ltd. (Marshall Island)	49,924
3,600	Go-Ahead Group PLC (United Kingdom)	83,850
13,961	Norfolk Southern Corp.	650,862
17,690	Orient Overseas International Ltd. (Bermuda)	86,310
26,000	Sankyu, Inc. (Japan)	114,009
35,726	Union Pacific Corp.	1,969,932

		3,959,771

Utilities 0.5%
15,827	American Electric Power Co., Inc.	478,292
14,819	E.ON AG (Germany)	567,936
7,913	PG&E Corp.	323,563

		1,369,791

Wireless Telecommunication Services 0.4%
29,713	American Tower Corp. (Class A Stock)*	1,094,033
4,050	Syniverse Holdings, Inc.*	69,376

		1,163,409

	TOTAL COMMON STOCKS (cost $167,212,273)	187,834,265

PREFERRED STOCK 0.1%

Financial - Bank & Trust — 0.1%
7,950	Wells Fargo & Co., Series J, 8.00%, CVT (cost $151,657)	194,378

Units
RIGHTS*(h)

Financial Services
5,000	Fortis, expiring 03/09/14 (Belgium) (cost $0)	—

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES(a) 0.8%
		Brazos Student Finance Corp., Series 1998-A, Class A2
Aaa	$9	1.114%, 06/01/23	9,268
		Chase Issuance Trust, Series 2009-A8, Class A8
Aaa	400	0.646%, 09/17/12	400,029
		SLM Student Loan Trust, Series 2008-9, Class A
Aaa	1,855	1.782%, 04/25/23	1,937,433

		TOTAL ASSET-BACKED SECURITIES (cost $2,257,515)	2,346,730

BANK LOANS(a) 0.7%
		Chrysler Financial, Term B
CAA-(c)	1,078	4.25%, 08/03/12	1,028,891
		Ford Motor Co., Term B
CAA+(c)	30	3.25%, 12/16/13	26,496
B+(c)	455	3.29%, 12/16/13	404,660
		TXU Corp., Term B3
B+(c)	684	3.74%, 10/10/14	523,896
B+(c)	4	3.78%, 10/10/14	2,687

		TOTAL BANK LOANS (cost $2,175,398)	1,986,630

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.2%
		Bear Stearns Commercial Mortgage Securities, Series 2006-BBA7, Class A1, 144A
Aaa	353	0.355%(a), 03/15/19	295,926

		Federal National Mortgage Assoc., Series 1998-73, Class MZ
Aaa	298	6.30%, 10/17/38	297,809

		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $648,114)	593,735

CORPORATE BONDS 9.1%

Advertising 0.1%
		Omnicom Group, Inc., Sr. Unsec’d. Notes
Baa1	300	5.90%, 04/15/16	312,422

Automobile Manufacturers
		Daimler Finance North America LLC, Gtd. Notes, MTN
A3	100	5.75%, 09/08/11	105,714

Capital Markets 0.8%
		Goldman Sachs Group, Inc. (The), Sub. Notes
A2	300	6.75%, 10/01/37	315,978
		Morgan Stanley,
		Sr. Unsec’d. Notes, MTN
A2	1,300	5.75%, 10/18/16	1,343,419
A2	700	6.00%, 04/28/15	749,021

			2,408,418

Commercial Banks 0.5%
		Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)
Baa1	1,120	10.179%, 06/12/21	1,478,143

Consumer Finance 0.2%
		American Express Co., Sr. Unsec’d. Notes
A3	600	7.00%, 03/19/18	663,128

Diversified Financial Services 1.1%
		Citigroup, Inc., Sr. Unsec’d. Notes
A3	2,100	5.50%, 04/11/13	2,188,500
		JPMorgan Chase Bank NA, Sub. Notes
Aa2	900	6.00%, 10/01/17	958,619

			3,147,119

Financial - Bank & Trust 1.8%
		American Express Bank FSB, Sr. Unsec’d. Notes
A2	400	5.50%, 04/16/13	425,032
		American International Group, Inc., Sr. Unsec’d. Notes
A3	1,100	8.25%, 08/15/18	937,496
		Bank of America Corp., Sr. Unsec’d. Notes
A2	1,000	6.00%, 09/01/17	1,020,962
		National Australia Bank Ltd., Sr. Notes, 144A (Australia)
Aa1	700	0.914%(a), 02/08/10	699,831
		Swedbank AB, Gov’t. Liquid Gtd. Notes, 144A (Sweden)
Aaa	2,000	2.80%, 02/10/12	2,054,948

			5,138,269

Financial Services 1.6%
		General Motors Acceptance Corp. LLC,

			Sr. Unsec’d. Notes
Ca		600	6.75%, 12/01/14	543,968
Ca		100	8.00%, 11/01/31	84,893
			Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)
C		500	6.875%, 05/02/18	80,625
			Macquarie Group Ltd., Notes, 144A (Australia)
A2		900	7.625%, 08/13/19	994,095
			Merrill Lynch & Co., Inc., Notes, MTN
A2		2,800	6.875%, 04/25/18	3,014,757

				4,718,338

Industrial Conglomerates 1.2%
			General Electric Capital Corp.,
			Sr. Unsec’d. Notes, MTN
Aa2		2,200	5.625%, 09/15/17	2,272,915
Aa2		400	5.875%, 01/14/38	382,227
			Sub. Notes, 144A
Aa3	GBP	700	6.50%(a), 09/15/67	942,080

				3,597,222

Lodging 0.3%
			Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A
Baa1		900	5.75%, 08/15/15	917,312

Medical Supplies & Equipment 0.2%
			HCA, Inc., Sec’d. Notes
B2		600	9.25%, 11/15/16	627,000

Paper & Forest Products 0.3%
			Georgia-Pacific LLC,
			Gtd. Notes, 144A
Ba3		300	7.00%, 01/15/15	303,000
Ba3		400	7.125%, 01/15/17	404,000

				707,000

Real Estate Investment Trust 0.1%
			Nationwide Health Properties, Inc., Sr. Unsec’d. Notes
Baa2		200	6.50%, 07/15/11	208,394

Telecommunications 0.6%
			Embarq Corp., Sr. Unsec’d. Notes
Baa3		1,000	7.082%, 06/01/16	1,092,461
			Motorola, Inc., Sr. Unsec’d. Notes
Baa3		700	6.00%, 11/15/17	671,098

				1,763,559

Tobacco 0.3%
			Altria Group, Inc., Gtd. Notes
Baa1		800	9.25%, 08/06/19	969,923

			TOTAL CORPORATE BONDS (cost $26,529,243)	26,761,961

FOREIGN GOVERNMENT BONDS 0.5%
			Republic of Brazil, Sr. Unsec’d. Notes (Brazil)
Baa3	BRL	1,800	12.50%, 01/05/22	1,136,751
			United Kingdom Gilt, Bonds (United Kingdom)
Aaa	GBP	200	5.75%, 12/07/09	329,928

			TOTAL FOREIGN GOVERNMENT BONDS (cost $1,394,175)	1,466,679

Municipal Bonds 1.3%

California 0.4%
			State of California,
			General Obligation Unlimited
Baa1		500	5.00%, 06/01/37	465,365
Baa1		800	5.00%, 11/01/37	744,264
Baa1		200	5.00%, 12/01/37	186,040

				1,395,669

Georgia 0.1%
			Georgia State Road & Tollway Authority, Revenue Bonds
Aaa		200	5.00%, 03/01/21	214,002

Illinois 0.8%
			Chicago Transit Authority, Series A, Revenue Bonds
A1		1,100	6.899%, 12/01/40	1,198,307
			Chicago Transit Authority, Series B, Revenue Bonds
A1		1,100	6.899%, 12/01/40	1,198,307

				2,396,614

			TOTAL MUNICIPAL BONDS (cost $3,894,935)	4,006,285

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.7%
			Bank Trust Mortgage Trust, Series 1, Class G
Aaa		51	5.70%, 12/01/23	51,030
			Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2
Aa3		188	5.353%(a), 05/25/35	143,236
			Countrywide Alternative Loan Trust,
			Series 2006-HY13, Class 4A1
Caa		547	5.887%(a), 02/25/37	355,748
			Series 2006-OA11, Class A1B
Caa2		539	0.434%(a), 09/25/46	267,199
			Federal Home Loan Mortgage Corp., Series 119, Class H
Aaa		26	7.50%, 01/15/21	26,426
			Federal National Mortgage Assoc.,
			Series 2000-32, Class FM
Aaa		10	0.695%(a), 10/18/30	9,718
			Series 2006-5, Class 3A2
Aaa		770	4.036%(a), 05/25/35	785,581
			Series 2266, Class F
Aaa		5	0.689%(a), 11/15/30	4,618
			Series 3346, Class FA
Aaa		364	0.475%(a), 02/15/19	364,248

		FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1
Aaa	118	2.301%(a), 07/25/44	115,513
		Government National Mortgage Assoc., Series 2000-9, Class FH
Aaa	26	0.745%(a), 02/16/30	25,588
		GSR Mortgage Loan Trust,
		Series 2005-AR6, Class 2A1
AAA(c)	316	3.936%(a), 09/25/35	282,849
		Series 2005-AR7, Class 4A1
B-(c)	645	5.337%(a), 11/25/35	527,220
		Harborview Mortgage Loan Trust,
		Series 2006-5, Class 2A1A
Caa1	563	0.425%(a), 07/19/46	287,509
		Series 2006-12, Class 2A2B
Ca	485	0.495%(a), 01/19/38	128,282
		Indymac Index Mortgage Loan Trust, Series 2007-FLX2, Class A2
Caa3	515	0.434%(a), 04/25/37	95,984
		Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A8
Aaa	52	0.314%(a), 08/25/36	50,815
		WaMu Mortgage Pass-Through Certificates,
		Series 2003-R1, Class A1
Aaa	654	0.784%(a), 12/25/27	507,284
		Series 2007-HY1, Class 2A3
CCC(c)	533	5.833%(a), 02/25/37	361,470
		Series 2007-HY2, Class 1A1
CCC(c)	548	5.565%(a), 12/25/36	393,626
		Series 2007-OA3, Class 2A1A
B3	549	1.517%(a), 04/25/47	311,882

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,989,304)	5,095,826

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 11.3%
		Federal Home Loan Mortgage Corp.
	157	3.499%(a), 09/01/35	160,574
	475	5.50%, 12/01/36-04/01/38	501,100
	246	6.00%, 04/01/16-09/01/22	266,267
		Federal National Mortgage Assoc.
	197	1.958%(a), 06/01/43	197,158
	60	4.003%(a), 05/01/36	60,405
	3,160	4.50%, 09/01/35-10/01/39	3,205,871
	600	4.50%, TBA	623,250
	210	4.561%(a), 12/01/34	215,921
	86	4.76%(a), 09/01/34	86,590
	6,944	5.00%, 11/01/33	7,227,342
	500	5.00%, TBA	518,281
	5,153	5.50%, 07/01/14-02/01/38	5,436,125
	4,700	5.50%, TBA	4,946,750
	8,248	6.00%, 02/01/36-08/01/38	8,777,168
		Government National Mortgage Assoc.
	5	3.625%(a), 09/20/22	5,640
	17	4.125%, 10/20/27-11/20/29	16,884
	42	4.50%, 08/15/33	42,964
	300	5.00%, TBA	311,625
	712	6.00%, 08/15/38-10/15/38	757,737
	7	8.50%, 05/20/30-04/20/31	7,681

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $32,146,415)	33,365,333

U.S. TREASURY OBLIGATIONS 4.9%
	U.S. Treasury Bonds
2,800	4.25%, 05/15/39	2,806,563
100	4.375%, 02/15/38	102,344
700	4.50%, 08/15/39	731,282
	U.S. Treasury Inflationary Indexed Bonds, TIPS
500	1.375%, 07/15/18	502,679
500	1.875%, 07/15/19	528,011
400	2.00%, 07/15/14	483,095
400	2.50%, 01/15/29	432,710
	U.S. Treasury Notes
653	1.00%, 07/31/11(g)	656,112
1,900	1.00%, 09/30/11	1,905,343
700	2.25%, 05/31/14	703,008
1,000	2.375%, 09/30/14	1,003,980
1,800	2.75%, 02/15/19	1,710,562
800	3.25%, 07/31/16	817,562
1,100	3.50%, 02/15/18	1,121,055
1,100	3.625%, 08/15/19	1,121,141

	TOTAL U.S. TREASURY OBLIGATIONS (cost $14,495,083)	14,625,447

	TOTAL LONG-TERM INVESTMENTS (cost $256,894,112)	278,277,269

SHORT-TERM INVESTMENTS 4.4%
U.S. TREASURY OBLIGATION
	U.S. Treasury Bills (cost $109,909)
110	0.26%, 02/25/10	109,975

REPURCHASE AGREEMENT 0.4%
1,100	JPMorgan Securities, Inc., 0.08%, dated 10/30/09, due 11/02/09 in the amount of $1,100,007 (cost $1,100,000; collateralized by $1,085,000 Federal Home Loan Mortgage Corp., 7.00%, maturity date 03/15/10; the value of collateral plus accrued interest was $1,121,449)	1,100,000

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 3.0%
8,898,576	Dryden Core Investment Fund - Taxable Money Market Series (cost $8,898,576)(b)	8,898,576

Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS 1.0%
	Federal Home Loan Bank (cost $2,999,908)
$3,000	0.10%, 11/13/09	2,999,908

	TOTAL SHORT-TERM INVESTMENTS (cost $13,108,393)	13,108,459

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT(d) — 98.6% (cost $270,002,505)(f)	291,385,728

SECURITIES SOLD SHORT (3.3)%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	Federal National Mortgage Assoc.
9,000	6.00%, TBA	(9,525,942)
	Government National Mortgage Assoc.
100	5.50%, TBA	(105,469)

	TOTAL SECURITIES SOLD SHORT (proceeds received $9,594,547)	(9,631,411)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 95.3% (cost $260,407,958)	281,754,317
	Other assets in excess of other liabilities(i) — 4.7%	13,759,654

	NET ASSETS —100%	$295,513,971

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security
FSB	Federal Savings Bank
GDR	Global Depositary Receipt
MTN	Medium Term Note
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The rating reflected is as of October 31, 2009. Rating of certain bonds may have changed subsequent to that date.
(a)	Indicates a variable rate security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(c)	Standard & Poor’s rating.

(d)	As of October 31, 2009, 191 securities representing $34,624,734 and 11.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(e)	Represents issuer in default on interest payments. Non-income producing security.
(f)	The United States federal income tax basis of the Portfolio’s investments was $285,907,309; accordingly, net unrealized appreciation on investments for federal income tax purposes was $5,478,419 (gross unrealized appreciation $16,654,852; gross unrealized depreciation $11,176,433). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(g)	Securities segregated as collateral for futures contracts.
(h)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of October 31, 2009.
(i)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts and interest rate and credit default swap agreements as follows:

Futures contracts open at October 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2009	Unrealized Appreciation(1)
Long Positions:
113	90 Day Euro Dollar	Jun 10	$27,875,200	$28,025,413	$150,213
18	90 Day Euro Dollar	Sep 10	4,403,250	4,448,250	45,000
30	90 Day Euro Euribor	Jun 10	10,839,226	10,897,191	57,965
65	90 Day Sterling	Jun 10	13,111,880	13,171,170	59,290
36	2 Years U.S. Treasury Notes	Dec 09	7,788,141	7,833,938	45,797
7	5 Years U.S. Treasury Notes	Dec 09	799,149	815,172	16,023

					$374,288

(1)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of October 31, 2009.

Forward foreign currency exchange contracts outstanding at October 31, 2009:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation) (1)
Brazilian Real,
Expiring 11/04/09	Deutsche Bank	BRL	244	$137,000	$138,482	$1,482
Expiring 11/04/09	Deutsche Bank	BRL	237	133,000	134,175	1,175
Chinese Yuan,
Expiring 03/29/10	Barclays Bank PLC	CNY	459	67,915	67,217	(698)
Expiring 03/29/10	Citibank NA	CNY	3,262	482,861	477,757	(5,104)
Expiring 03/29/10	Deutsche Bank	CNY	2,181	323,100	319,400	(3,700)
Expiring 03/29/10	Deutsche Bank	CNY	4	549	544	(5)
Expiring 03/29/10	Hong Kong & Shanghai Bank	CNY	3,139	464,100	459,738	(4,362)
Expiring 03/29/10	JPMorgan Securities	CNY	29	4,335	4,292	(43)
Expiring 06/07/10	Barclays Bank PLC	CNY	1,428	212,000	209,596	(2,404)
Expiring 06/07/10	Barclays Bank PLC	CNY	1,414	210,000	207,526	(2,474)
Expiring 06/07/10	Citibank NA	CNY	565	84,000	82,936	(1,064)
Expiring 06/07/10	Citibank NA	CNY	465	69,000	68,187	(813)
Expiring 06/07/10	Deutsche Bank	CNY	855	127,000	125,504	(1,496)
Expiring 06/07/10	Hong Kong & Shanghai Bank	CNY	1,609	239,000	236,097	(2,903)
Expiring 06/07/10	JPMorgan Securities	CNY	1,481	220,000	217,344	(2,656)
Expiring 06/07/10	JPMorgan Securities	CNY	923	137,000	135,446	(1,554)
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	1,064	160,000	166,367	6,367

Malaysian Ringgit,
Expiring 11/12/09	Barclays Capital Group	MYR	2		500	526	26
Expiring 11/12/09	Barclays Capital Group	MYR	1		400	420	20
Expiring 11/12/09	Deutsche Bank	MYR	2		427	444	17
Expiring 11/12/09	JPMorgan Securities	MYR	2		591	621	30
Expiring 11/12/09	JPMorgan Securities	MYR	2		518	544	26
Expiring 02/12/10	BT Alex Brown	MYR	1		297	292	(5)
Expiring 02/12/10	Citicorp	MYR	—	*	76	78	2
Expiring 02/12/10	Deutsche Bank	MYR	8		2,288	2,255	(33)
Mexican Peso,
Expiring 11/27/09	Citicorp	MXN	167		12,353	12,573	220
Expiring 11/27/09	HSBC Securities	MXN	56		4,120	4,202	82
Expiring 11/27/09	JPMorgan Securities	MXN	167		12,359	12,573	214
Expiring 11/27/09	JPMorgan Securities	MXN	82		5,911	6,153	242
Expiring 11/30/09	State Street Bank	MXN	957		70,228	72,186	1,958
Expiring 11/30/09	State Street Bank	MXN	565		41,424	42,618	1,194
Expiring 04/22/10	JPMorgan Securities	MXN	415		31,083	30,663	(420)

					$3,253,435	$3,236,756	$(16,679)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation) (1)
Australian Dollar,
Expiring 11/05/09	Hong Kong & Shanghai Bank	AUD	33	$29,000	$29,980	$(980)
Brazilian Real,
Expiring 11/04/09	Deutsche Bank	BRL	244	137,000	138,482	(1,482)
Expiring 01/22/10	State Street Bank	BRL	717	402,521	400,456	2,065
Expiring 02/02/10	Deutsche Bank	BRL	248	137,000	138,296	(1,296)
Expiring 02/02/10	Deutsche Bank	BRL	241	133,000	133,999	(999)
Expiring 02/02/10	Goldman Sachs	BRL	242	134,000	134,946	(946)
Expiring 02/02/10	Hong Kong & Shanghai Bank	BRL	248	137,000	138,235	(1,235)
Expiring 11/04/09	Citibank NA	BRL	237	133,000	134,175	(1,175)
British Pound,
Expiring 11/24/09	JPMorgan Securities	GBP	1,176	1,922,167	1,929,799	(7,632)
Canadian Dollar,
Expiring 12/10/09	RBC Dominion Securities, Inc.	CAD	2	1,877	1,848	29
Chinese Yuan,
Expiring 03/29/10	Deutsche Bank	CNY	3,155	467,800	462,101	5,699
Expiring 06/07/10	Barclays Capital Group	CNY	495	73,000	72,647	353
Expiring 06/07/10	Deutsche Bank	CNY	2,434	359,311	357,240	2,071
Euro,
Expiring 11/19/09	JPMorgan Securities	EUR	322	471,660	473,850	(2,190)
Indian Rupee,
Expiring 03/24/10	Citibank NA	INR	610	12,519	12,834	(315)
Japanese Yen,
Expiring 11/24/09	JPMorgan Securities	JPY	1,858	20,526	20,644	(118)
Malaysian Ringgit,
Expiring 11/12/09	Deutsche Bank	MYR	8	2,291	2,263	28
Expiring 11/12/09	Deutsche Bank	MYR	1	298	293	5
Mexican Peso,
Expiring 11/27/09	Deutsche Bank	MXN	56	4,030	4,202	(172)
Expiring 11/27/09	JPMorgan Securities	MXN	415	31,728	31,298	430
Expiring 11/30/09	State Street Bank	MXN	7,520	557,017	567,233	(10,216)
Expiring 11/30/09	State Street Bank	MXN	1,246	91,278	93,986	(2,708)

				$5,258,023	$5,278,807	$(20,784)

*	Notional amount is less than 500.
(1)	The amount represents fair value of derivative instruments subject to foreign exchange contract risk exposure as of October 31, 2009.

Interest rate swap agreements outstanding at October 31, 2009:

Counterparty	Termination Date		Notional Amount(000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
Goldman Sachs & Co. (1)	01/02/12	BRL	2,400	10.15%	Brazilian interbank lending rate	$(61,737)	$—	$(61,737)
Goldman Sachs & Co. (1)	09/17/11	GBP	300	4.50%	6 Month LIBOR	26,770	(3,885)	30,655

						$(34,967)	$(3,885)	$(31,082)

(1) Fund pays the floating rate and receives the fixed rate.
(2) The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of October 31,2009.

Credit default swap agreements outstanding at October 31, 2009:

Counterparty	Termination Date		Notional Amount(000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Depreciation(5)
Credit default swaps on credit indices - Sell Protection (1):
Credit Suisse International	05/25/46		$4,374	0.11%	ABX HE AAA 06-2	$(2,532,064)	$(906,637)	$(1,625,427)
Credit Suisse International	08/25/37		800	0.09%	ABX HE AAA 07-1	(551,986)	(206,769)	(345,217)
Morgan Stanley & Co.	12/20/15		530	0.46%	Dow Jones CDX IG5 10Y Index	(82,744)	—	(82,744)
Morgan Stanley & Co.	12/20/15		1,900	0.46%	Dow Jones CDX IG5 10Y Index	(296,095)	—	(296,095)

						$(3,462,889)	$(1,113,406)	$(2,349,483)

The Fund entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.
Counterparty	Termination Date		Notional Amount(000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
Credit default swaps -Buy Protection (2):
Barclays Capital, Inc.	09/20/11		$100	0.54%	DaimlerChrysler N.A., 5.75%, due 09/08/11	$137	$—	$137
Merrill Lynch & Co.	12/20/11		272	0.00%	Dow Jones CDX HY7 Index	172,973	43,053	129,920
Deutsche Bank	06/20/18		1,854	1.50%	Dow Jones CDX IG10 10Y Index	(4,428)	(26,262)	21,834
Goldman Sachs & Co.	06/20/18		2,245	1.50%	Dow Jones CDX IG10 10Y Index	(5,361)	(69,973)	64,612
Morgan Stanley & Co.	06/20/18		5,270	1.50%	Dow Jones CDX IG10 10Y Index	(12,588)	(132,137)	119,549
Deutsche Bank	06/20/13		2,245	1.55%	Dow Jones CDX IG10 5Y Index	(2,041)	(6,980)	4,939
Morgan Stanley & Co.	12/20/12		700	0.14%	Dow Jones CDX IG5 Index	40,530	—	40,530
Morgan Stanley & Co.	12/20/12		2,700	0.14%	Dow Jones CDX IG5 Index	156,331	—	156,331
Goldman Sachs & Co.	12/20/17		3,904	0.80%	Dow Jones CDX IG9 10Y Index	172,692	28,166	144,526
Morgan Stanley & Co.	12/20/17		4,099	0.80%	Dow Jones CDX IG9 10Y Index	181,418	84,807	96,611
Barclays Capital, Inc.	12/20/17		976	0.80%	Dow Jones CDX IG9 10Y Index	43,195	10,780	32,415
Merrill Lynch & Co.	12/20/17		1,952	0.80%	Dow Jones CDX IG9 10Y Index	86,389	33,894	52,495
Deutsche Bank	03/20/14		300	1.25%	Embarq Corp., 7.08%, due 06/01/16	(8,461)	—	(8,461)
Deutsche Bank	03/20/14		200	1.27%	Embarq Corp., 7.08%, due 06/01/16	(5,813)	—	(5,813)
Morgan Stanley & Co.	03/20/14		100	1.30%	Embarq Corp., 7.08%, due 06/01/16	(3,036)	13	(3,049)
Deutsche Bank	03/20/14		200	1.43%	Embarq Corp., 7.08%, due 06/01/16	(7,150)	28	(7,178)
Deutsche Bank	09/20/11		200	0.62%	Nationwide Health, 6.50%, due 07/15/11	4,088	—	4,088
Morgan Stanley & Co.	06/20/16		300	0.39%	Omnicom Group, Inc., 5.90%, due 04/15/16	9,037	—	9,037

						$817,912	$(34,611)	$852,523

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contract risk exposure as of October 31, 2009.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$153,209,531	$34,624,734	$—
Preferred Stock	194,378	—	—
Asset-Backed Securities	—	2,346,730	—
Bank Loans	—	1,986,630	—
Commerical Mortgage-Backed Securities	—	593,735	—
Corporate Bonds	—	26,761,961	—
Foreign Government Bonds	—	1,466,679	—
Municipal Bonds	—	4,006,285	—
Residential Mortgage-Backed Securities	—	5,044,796	51,030
U.S. Government Mortgage-Backed Obligations	—	33,365,333	—
U.S. Government Agency Obligations	—	2,999,908	—
U.S. Treasury Obligations	—	14,735,422	—
Repurchase Agreement	—	1,100,000	—
Affiliated Money Market Mutual Fund	8,898,576	—	—
Securities Sold Short - U.S. Government Mortgage-Backed Obligations	—	(9,631,411)	—

	$162,302,485	$119,400,802	$51,030
Other Financial Instruments*	374,288	(1,565,505)	—

Total	$162,676,773	$117,835,297	$51,030

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Residential Mortgage-Backed Securities
Balance as of 7/31/09	$55,981
Accrued discounts/premiums	(5,407)
Realized gain (loss)	74
Change in unrealized appreciation (depreciation)	382
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 10/31/09	$51,030

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadvisers, in consultation with Prudential Investments LLC (“PI” or “Manager”), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transactions exceeds one business day, the value of the collateral is marked-to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Target Asset Allocation Funds

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date    December 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date December 22, 2009

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 22, 2009

*	Print the name and title of each signing officer under his or her signature.